UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:   12/31
                         --------------

AXP(R) California Tax-Exempt Fund
AXP(R) Massachusetts Tax-Exempt Fund
AXP(R) Michigan Tax-Exempt Fund
AXP(R) Minnesota Tax-Exempt Fund
AXP(R) New York Tax-Exempt Fund
AXP(R) Ohio Tax-Exempt Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Dec. 31, 2003

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

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(logo)                                                               (logo)
American                                                             AMERICAN
  Express(R)                                                          EXPRESS(R)
 Funds
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

Table of Contents

Fund Snapshots                                             3-8
   AXP California Tax-Exempt Fund                            3
   AXP Massachusetts Tax-Exempt Fund                         4
   AXP Michigan Tax-Exempt Fund                              5
   AXP Minnesota Tax-Exempt Fund                             6
   AXP New York Tax-Exempt Fund                              7
   AXP Ohio Tax-Exempt Fund                                  8

Questions & Answers
   with Portfolio Management                                 9

Average Annual Total Returns                                16

Investments in Securities                                   19

Financial Statements                                        55

Notes to Financial Statements                               62

Proxy Voting                                                83

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2   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP California Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     1/02
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols
A: ICALX        B: ACABX        C: --

Total net assets                                $239.3 million

Number of holdings                                         117

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              67.0%
AA bonds                                3.7
A bonds                                 6.4
BBB bonds                              14.3
Non-investment grade bonds              8.6

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 12.0% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 62.8%
Non-insured 37.2%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP Massachusetts Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     2/03
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local tax.

Inception dates
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols
A: IDMAX        B: AXMBX        C: --

Total net assets                                 $91.3 million

Number of holdings                                          63

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              61.5%
AA bonds                               25.3
A bonds                                 1.2
BBB bonds                               6.9
Non-investment grade bonds              5.1

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 4.5% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 57.3%
Non-insured 42.7%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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4   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP Michigan Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     1/02
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols
A: INMIX        B: --           C: --

Total net assets                                 $72.7 million

Number of holdings                                          60

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              70.9%
AA bonds                               16.4
A bonds                                 4.4
BBB bonds                               2.7
Non-investment grade bonds              5.6

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 7.3% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 51.7%
Non-insured 48.3%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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5   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP Minnesota Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     2/03
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols
A: IMNTX        B: IDSMX        C: --

Total net assets                                $450.6 million

Number of holdings                                         173

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              62.5%
AA bonds                               18.7
A bonds                                 3.8
BBB bonds                               5.3
Non-investment grade bonds              9.7

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 12.6% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 37.4%
Non-insured 62.6%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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6   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP New York Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     2/03
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols
A: INYKX        B: --           C: --

Total net assets                                $105.4 million

Number of holdings                                          67

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              48.7%
AA bonds                               27.4
A bonds                                17.9
Non-investment grade bonds              6.0

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 5.6% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 47.5%
Non-insured 52.5%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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7   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

AXP Ohio Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                           Terry Fettig, CFA*
Since                                                     2/03
Years in industry                                           26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols
A: IOHIX        B: --           C: --

Total net assets                                 $76.6 million

Number of holdings                                          60

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
         X       X    HIGH
         X       X    MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              54.4%
AA bonds                               33.5
A bonds                                 2.9
BBB bonds                               5.9
Non-investment grade bonds              3.3

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 4.6% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 53.5%
Non-insured 46.5%

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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8   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio manager Terry Fettig discusses each Fund's results and positioning for the first half of the current fiscal year.

Q: How did the AXP state tax-exempt funds perform for the six-month period ended Dec. 31, 2003?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the six months ended Dec. 31, 2003.

     o AXP California Tax-Exempt Fund gained 1.04%, compared to the Lipper California Municipal Debt Funds Index, which rose 1.41%. The Lehman Brothers California Municipal Bond Index returned 1.47% for the same period.

     o AXP Massachusetts Tax-Exempt Fund increased 0.77%, compared to the Lipper Massachusetts Municipal Debt Funds Index, which rose 1.24%. The Lehman Brothers Massachusetts Municipal Bond Index returned 1.24% for the same period.

     o AXP Michigan Tax-Exempt Fund gained 0.71%, compared to the Lipper Michigan Municipal Debt Funds Index, which rose 0.98%. The Lehman Brothers Michigan Municipal Bond Index returned 1.14% for the same period.

     o AXP Minnesota Tax-Exempt Fund increased 1.26%, compared to the Lipper Minnesota Municipal Debt Funds Index, which gained 1.44%. The Lehman Brothers Minnesota Municipal Bond Index returned 1.45% for the same period.

     o AXP New York Tax-Exempt Fund rose 0.82%, while the Lipper New York Municipal Debt Funds Index increased 1.58%. The Lehman Brothers New York Municipal Bond Index returned 1.48% for the same period.

     o AXP Ohio Tax-Exempt Fund gained 0.65%, while the Lipper Ohio Municipal Debt Funds Index rose 1.39%. The Lehman Brothers Ohio Municipal Bond Index returned 1.19% for the same period.

     A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 1.45% for the same six-month period.

Q: What factors most significantly affected performance during the semiannual period?

A: Tax-exempt bonds experienced a strong semiannual period, significantly outperforming the taxable bond market. The Lehman Brothers Municipal Bond Index gained 1.45% for the six months compared to the Lehman Brothers Aggregate Bond Index's 0.17% return.

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9   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Our general focus was to position the Funds to take advantage of the positive trends for the municipal bond market. (end callout quote)

     Still, the semiannual period saw significant volatility within the municipal bond market.

     In July 2003, the Lehman Brothers Municipal Bond Index declined more in one month than it had in nine years, was relatively flat in August, and in September, moved up more in one month than it had in eight years. Concerns about credit quality in several states and municipalities, widespread state budget deficits and the ripple effect of a rising equity market dominated. However, an improving U.S. economy helped boost investor sentiment toward municipal bonds by the end of 2003, and the asset class maintained a high credit quality overall.

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003
2.0%

1.6%                       (bar 2)          (bar 3)           (bar 4)
                           +1.47%           +1.45%            +1.41%
1.2%     (bar 1)
         +1.04%
0.8%

0.4%

0.0%

(bar 1) AXP California Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers California Municipal Bond Index(1) (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper California Municipal Debt Funds Index(3)

(1) The Lehman Brothers California Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of California. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper California Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
10   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003
2.0%

1.6%                       (bar 2)          (bar 3)           (bar 4)
                           +1.24%           +1.45%            +1.24%
1.2%
         (bar 1)
0.8%     +0.77%

0.4%

0.0%

(bar 1) AXP Massachusetts Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Massachusetts Municipal Bond Index(1) (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper Massachusetts Municipal Debt Funds Index(3)

(1) The Lehman Brothers Massachusetts Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Massachusetts. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Massachusetts Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003

2.0%

1.6%                                        (bar 3)
                           (bar 2)          +1.45%            (bar 4)
1.2%                       +1.14%                             +0.98%
         (bar 1)
0.8%     +0.71%

0.4%

0.0%

(bar 1) AXP Michigan Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Michigan Municipal Bond Index(1) (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper Michigan Municipal Debt Funds Index(3)

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Michigan Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
11   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003

2.0%

1.6%                       (bar 2)          (bar 3)           (bar 4)
                           +1.45%           +1.45%            +1.44%
1.2%     (bar 1)
         +1.26%
0.8%

0.4%

0.0%

(bar 1) AXP Minnesota Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Minnesota Municipal Bond Index(1) (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper Minnesota Municipal Debt Funds Index(3)

(1) The Lehman Brothers Minnesota Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Minnesota. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Minnesota Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003

2.0%

1.6%                       (bar 2)          (bar 3)           (bar 4)
                           +1.48%           +1.45%            +1.58%
1.2%
         (bar 1)
0.8%     +0.82%

0.4%

0.0%

(bar 1) AXP New York Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers New York Municipal Bond Index(1) (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper New York Municipal Debt Funds Index(3)

(1) The Lehman Brothers New York Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper New York Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
12   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

(bar chart)
                          PERFORMANCE COMPARISON
               For the six-month period ended Dec. 31, 2003

2.0%

1.6%                                        (bar 3)           (bar 4)
                           (bar 2)          +1.45%            +1.39%
1.2%                       +1.19%

0.8%     (bar 1)
         +0.65%
0.4%

0.0%

(bar 1) AXP Ohio Tax-Exempt Fund Class A (excluding sales charge)
(bar 2) Lehman Brothers Ohio Municipal Bond Index(1) (unmanaged)
(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)
(bar 4) Lipper Ohio Municipal Debt Funds Index(3)

(1) The Lehman Brothers Ohio Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Ohio. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Ohio Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

     Supply of municipal bonds for the semiannual period was lower than during the first half of the calendar year, primarily due to a reduction in municipal refunding of existing debt after rates began to move higher in July. Still, for the year 2003, supply of municipal bonds surpassed the $358 billion record set in 2002 with a new record of approximately $383 billion of issuance. Demand for municipal bonds during the period remained strong, particularly from institutional investors.

     As of Dec. 31, 2003, 1-year municipal general obligation bonds offered yields of about 92% of same duration U.S. Treasuries, and 30-year municipals were offering yields of approximately 92% of long-term U.S. Treasury bonds. This made municipal bond yields particularly attractive for investors seeking diversification within alternative asset classes.

     During the first half of 2003, we eliminated airline special facility issues. Also, we did not own tobacco-related issues. Both of these issues performed poorly during the first half of the period, but performed well during the fourth calendar quarter. Thus, not having positions in these issues hurt the Funds' performance for the semiannual period, but it remained a prudent strategy for the calendar year overall.

--------------------------------------------------------------------------------
13   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

     Later in the semiannual period, we did add one California tobacco-related issue to AXP California Tax-Exempt Fund and one New York tobacco-related issue to AXP New York Tax-Exempt Fund. However, unlike the tobacco-related issues previously held in the Funds, these two issues had credit enhancements, backed both by the master tobacco-settlement agreement and by their respective states. AXP Ohio Tax-Exempt Fund was particularly affected by its position in one specific multi-family housing bond that faced difficult pricing and credit quality concerns during the fourth calendar quarter.

Q: What changes did you make to the portfolios and how are they currently positioned?

A: During the semiannual period, we continued to upgrade the overall credit quality of the portfolios. In those Funds with non-rated or non-investment grade bonds in their portfolios, we reduced exposure to these securities and redeployed those assets into investment grade bonds. Non-rated bonds do not usually react to market movements like investment grade bonds. So, in a down market they tend to hold up better, but in an up market they are often a drag on performance.

     We also continued the process of moving from a concentration in intermediate-term bonds to a laddered structure that more closely mirrored the Lehman Brothers Municipal Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. These moves were made in an effort both to reduce the volatility and risks associated with interest rate movements and to produce more consistent returns.

     We avoided purchasing any bonds subject to the alternative minimum tax
     (AMT) and opportunistically sought to reduce existing holdings in AMT-subject bonds, a significant advantage to many of the Funds' investors.

     In each Fund, we continued to diversify holdings by sector as well as by coupon, maturity and type of obligation.

--------------------------------------------------------------------------------
14   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   How do you intend to manage the Funds in the coming months?

A: We expect the U.S. economy to continue to improve. We believe inflation will remain subdued and that interest rates will stay relatively low for some time but will begin to trend higher during 2004. We believe several states have taken the hard steps necessary to put their budgets back on track, including raising taxes, increasing user fees and cutting programs. This fiscal policy, along with a strengthening U.S. economy, will likely take some time before being reflected in municipal credit quality upgrades. However, we do believe the lagged effects of better revenues and stricter spending controls will gradually filter through to improvements in state and local municipal credit.

     We believe municipal bond issuance will likely continue to be strong in 2004, but lower than in 2003 given anticipated higher interest rates and improved municipal budgets. We believe demand will continue to keep up with supply. Finally, while past performance is no guarantee of future results, it is worth noting that tax-exempt bonds historically perform better than taxable bonds in a rising interest rate environment.

     We intend to maintain our focus on seeking higher-quality securities with good structure, on diversifying the portfolios using our sector-based management approach and on maintaining the Funds' neutral-to-benchmark durations. Our emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

--------------------------------------------------------------------------------
15   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

AXP California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (8/18/86)            (3/20/95)             (6/26/00)
                                 NAV(1)  POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +1.04%   -3.76%    +0.47%     -4.41%      +0.47%      -0.51%
1 year                          +4.14%   -0.81%    +3.16%     -0.78%      +3.15%      +3.15%
5 years                         +4.50%   +3.49%    +3.68%     +3.51%        N/A         N/A
10 years                        +4.87%   +4.36%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.67%     +4.67%      +5.52%      +5.52%

AXP Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (7/2/87)             (3/20/95)             (6/26/00)
                                NAV(1)   POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +0.77%   -4.02%    +0.38%     -4.52%      +0.38%      -0.60%
1 year                          +3.71%   -1.21%    +2.93%     -1.04%      +2.92%      +2.92%
5 years                         +4.14%   +3.14%    +3.36%     +3.19%        N/A         N/A
10 years                        +4.73%   +4.22%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.52%     +4.52%      +5.55%      +5.55%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
16   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

AXP Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (7/2/87)             (3/20/95)             (6/26/00)
                                NAV(1)   POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +0.71%   -4.08%    +0.33%     -4.55%      +0.33%      -0.65%
1 year                          +4.32%   -0.63%    +3.53%     -0.43%      +3.53%      +3.53%
5 years                         +4.38%   +3.37%    +3.60%     +3.43%        N/A         N/A
10 years                        +4.81%   +4.30%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.56%     +4.56%      +5.90%      +5.90%

AXP Minnesota Tax-Exempt Fund

                          AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (8/18/86)            (3/20/95)             (6/26/00)
                                NAV(1)   POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +1.26%   -3.55%    +0.88%     -4.10%      +0.87%      -0.12%
1 year                          +5.02%   +0.04%    +4.24%     +0.24%      +4.23%      +4.23%
5 years                         +4.70%   +3.69%    +3.92%     +3.75%        N/A         N/A
10 years                        +5.11%   +4.60%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.88%     +4.88%      +6.02%      +6.02%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
17   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

AXP New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (8/18/86)            (3/20/95)             (6/26/00)
                                NAV(1)   POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +0.82%   -3.97%    +0.43%     -4.42%      +0.43%      -0.54%
1 year                          +3.97%   -0.97%    +3.19%     -0.74%      +3.19%      +3.19%
5 years                         +4.64%   +3.62%    +3.85%     +3.69%        N/A         N/A
10 years                        +4.80%   +4.29%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.67%     +4.67%      +6.02%      +6.02%

AXP Ohio Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                                     Class A              Class B               Class C
(Inception dates)                   (7/2/87)             (3/20/95)             (6/26/00)
                                NAV(1)   POP(2)    NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)
as of Dec. 31, 2003
6 months*                       +0.65%   -4.14%    +0.26%     -4.63%      +0.26%      -0.72%
1 year                          +4.10%   -0.85%    +3.32%     -0.67%      +3.11%      +3.11%
5 years                         +4.31%   +3.30%    +3.52%     +3.36%        N/A         N/A
10 years                        +4.73%   +4.22%      N/A        N/A         N/A         N/A
Since inception                   N/A      N/A     +4.50%     +4.50%      +5.38%      +5.38%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
18   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.9%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

ABAG Finance Authority
  for Nonprofit Corporations
  Certificates of Participation
  International School Series 1996
   05-01-26               7.38%               $2,200,000          $2,284,590
ABAG Finance Authority
  for Nonprofit Corporations
  Revenue Bonds San Diego
  Hospital Association
  Series 2001A
   08-15-20               6.13                 1,000,000           1,056,640
Alhambra City Elementary School District
  Capital Appreciation Unlimited
  General Obligation Bonds Zero Coupon
  Series 1999A (FSA Insured)
   09-01-22               5.95                 1,055,000(f)          413,877
Anaheim Public Financing Authority
  Lease Capital Appreciation Improvement
  Revenue Bonds Zero Coupon
  Series 1997C (FSA Insured)
   09-01-25               5.61                 2,170,000(f)          688,888
Anaheim Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (FSA Insured)
   08-01-16               5.38                 1,550,000           1,726,344
Beaumont Financing Authority
  Local Agency Revenue Bonds
  Series 2000A
   09-01-32               7.38                 1,955,000           2,083,913
Cerritos Public Financing Authority
  Refunding Tax Allocation Bonds
  Series 2002A (AMBAC Insured)
   11-01-24               5.00                 2,000,000           2,091,180
Commonwealth of Puerto Rico
  Public Improvement Unlimited
  General Obligation Refunding Bonds
  Series 2001A (XLCA Insured)
   07-01-17               5.50                 1,000,000(c)        1,164,170
Community Development Authority
  Health Facilities Unihealth America
  Certificate of Participation Series 1993
  Inverse Floater (AMBAC Insured)
   10-01-11               9.80                 5,000,000(g)        6,635,100
Contra Costa County
  Residential Rent Facility
  Multi-family Housing Revenue Bonds
  Cypress Meadows Series 1998E A.M.T.
   09-01-28               7.00                 2,000,000(b)        1,576,500
Desert Sands Unified School District Refunding
  Certificates of Participation
  Series 2003 (MBIA Insured)
   03-01-17               5.25                 1,135,000           1,251,440
Encinitas Union School District
  Unlimited General Obligation Bonds
  Zero Coupon Series 1996 (MBIA Insured)
   08-01-15               5.85                 2,500,000(f)        1,531,650
Fontana Unified School District
  Convertible Capital Appreciation
  Unlimited General Obligation Bonds
  Series1997D (FGIC Insured)
   05-01-22               5.75                 2,000,000           2,222,960
Fontana Unified School District
  Unlimited General Obligation Bonds
  Series 1995C (FGIC Insured)
   05-01-20               6.15                 3,470,000           3,928,838
Foothill/Eastern Transportation
  Corridor Agency Toll Road
  Senior Lien Revenue Bonds
  Series 1995A
   01-01-34               6.00                 1,775,000           1,997,408
Garden Grove Certificate of Participation
  Bahia Village/Emerald Isle
  Series 1993 (FSA Insured)
   08-01-23               5.70                 2,660,000           2,721,792

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
19   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Golden State Tobacco Securitization
  California Tobacco Settlement
  Enhanced Asset-backed Revenue Bonds
  Series 2003B
   06-01-28               5.38%               $2,500,000          $2,465,950
Indian Wells Redevelopment Agency
  Tax Allocation Bonds
  Consolidated Whitewater
  Series 2003A (AMBAC Insured)
   09-01-20               5.00                 2,805,000           2,961,940
Infrastructure & Economic Development
  Bank Revenue Bonds
  American Center for Wine, Foods & Arts
  Series 1999 (ACA Insured)
   12-01-19               5.70                 2,500,000           2,703,750
Inglewood Redevelopment Agency
  Revenue Bonds Series 1998A
  (AMBAC Insured)
   05-01-23               5.25                 1,100,000           1,202,784
Intercommunity Hospital Financing Authority
  Certificate of Participation Series 1998
  (ACA Insured)
   11-01-19               5.25                 1,250,000           1,300,650
La Palma Community Development
  Commission Refunding Tax Allocation
  Bonds Series 2001 (ACA Insured)
   06-01-21               5.50                 1,830,000           1,972,502
Lake Elsinore Public Financing Authority
  Local Agency Revenue Bonds
  Series 1997F
   09-01-20               7.10                 2,865,000           3,036,126
Lancaster Redevelopment Agency Tax Allocation
  Refunding Bonds Series 2003
  (MBIA Insured)
   08-01-17               5.13                 1,840,000           2,054,838
Las Virgenes Unified School District
  Los Angeles County Capital Appreciation
  General Obligation Bonds Zero Coupon
  Series 1999 (FSA Insured)
   11-01-21               5.67                 1,800,000(f)          746,604
   11-01-22               5.68                 2,300,000(f)          894,769
   11-01-23               5.68                 2,945,000(f)        1,075,013
Los Angeles Airports Department
  Refunding Revenue Bonds
  Los Angeles Intl Airport
  Series 2003B (MBIA Insured)
   05-15-08               5.00                 2,000,000           2,228,080
Los Angeles County Public Works
  Financing Authority Lease Revenue Bonds
  Multiple Capital Facilities
  Series 1997V-B (AMBAC Insured)
   12-01-29               5.13                 1,000,000           1,027,250
Los Angeles County Sanitation Districts
  Financing Authority Revenue Bonds
  Series 2003A (FSA Insured)
   10-01-13               5.00                 2,000,000           2,251,920
Los Angeles Department of Water & Power
  Revenue Bonds Series 2001A
  (FSA Insured)
   07-01-18               5.25                 2,000,000           2,179,460
Los Angeles Harbor Department Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60                 1,000,000           1,299,620
Los Angeles Harbor Department Revenue Bonds
  Series 1996B (MBIA Insured) A.M.T.
   11-01-19               5.38                 2,000,000           2,098,600
Los Angeles Multi-family Housing
  Revenue Bonds Park Parthenia
  Series 1986 (GNMA Insured)
  A.M.T.
   01-20-22               7.40                 1,000,000           1,002,450
Los Angeles Unified School District
  General Obligation Bonds Series 2001A
  (FSA Insured)
   07-01-21               5.00                 2,000,000           2,086,360
Los Angeles Unified School District
  Refunding Bonds Certificates of Participation
  Series 2002B (FSA Insured)
   10-01-06               5.00                 1,000,000           1,091,770
   10-01-07               5.00                 1,000,000           1,109,360
   10-01-08               5.00                 1,000,000           1,123,520
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2003A (MBIA Insured)
   01-01-28               5.00                 2,000,000           2,056,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2003F (FGIC Insured)
   01-01-28               5.00%               $1,000,000          $1,028,520
Los Angeles Unified School District
  Unlimited General Obligation
  Refunding Bonds Series 2002
  (MBIA Insured)
   07-01-14               5.75                 2,000,000           2,370,300
Los Angeles Water & Power System Revenue Bonds
  Series 2003B (FSA Insured)
   07-01-16               5.13                 1,460,000           1,606,146
   07-01-17               5.13                 2,315,000           2,527,471
Menlo Park Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30                 1,900,000           1,996,843
Oxnard School District Unlimited General Obligation
  Refunding Bonds Series 2001A
  (MBIA Insured)
   08-01-30               5.75                 2,575,000           2,973,353
Paramount Redevelopment Agency
  Tax Allocation Bonds
  Series 2003 (MBIA Insured)
   08-01-15               5.00                 2,000,000           2,190,160
Pittsburg Redevelopment Agency
  Tax Allocation Bonds Los Medanos
  Community Development Zero Coupon
  Series 1999 (AMBAC Insured)
   08-01-24               6.05                 2,100,000(f)          720,342
Port of Oakland Miscellaneous Revenue
  Bonds Series 2000K (FGIC Insured) A.M.T.
   11-01-18               5.63                 1,000,000           1,095,070
Port of Oakland Refunding Revenue Bonds
  Series 1997G (MBIA Insured) A.M.T.
   11-01-25               5.38                 3,080,000           3,207,789
Puerto Rico Housing Finance Authority
  Revenue Bonds Series 2003A (GNMA/FNMA/
  FHLMC Insured) A.M.T.
   06-01-34               4.88                 2,500,000(c)        2,505,875
Redlands Lease Certificates of Participation
  Series 2003 (AMBAC Insured)
   09-01-12               5.00                 1,100,000           1,235,696
Richmond Joint Powers Financing Authority
  Lease & Gas Tax Refunding Revenue Bonds
  Series 1995A
   05-15-13               5.25                 2,000,000           2,142,740
Riverside County Certificate of Participation
  Series 1998 (MBIA Insured)
   12-01-21               5.00                 1,530,000           1,600,472
Rural Home Mtge Finance Authority
  Refunding Revenue Bonds
  Single Family Housing 2nd Series 1997A
  (GNMA/FNMA Insured) A.M.T.
   09-01-29               7.00                   385,000             397,397
Rural Home Mtge Finance Authority
  Single Family Mtge Revenue Bonds
  5th Series 1998B (FNMA/GNMA Insured)
  A.M.T.
   12-01-29               6.35                   355,000             364,468
Sacramento City Financing Authority
  Revenue Bonds City Hall
  Redevelopment Series 2002A
  (FSA Insured)
   12-01-19               5.38                 1,580,000           1,735,614
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Series 1995
   07-01-10               6.38                   500,000             547,745
Sacramento Municipal Utilities District Electric
  Refunding Revenue Bonds
  Series 2003 (FSA Insured)
   11-15-10               5.00                 2,500,000           2,832,825
San Bernardino Joint Powers
  Financing Authority Tax Allocation
  Refunding Revenue Bonds
  Series 2002
   04-01-26               6.63                 2,000,000           2,060,400
San Diego County Capital Asset Lease
  Certificate of Participation Series 1993
  Inverse Floater (AMBAC Insured)
   09-01-07               9.77                 3,200,000(g)        4,009,152
San Diego Public Water Facilities Financing
  Authority Revenue Bonds
  Series 2002 (MBIA Insured)
   08-01-26               5.00                 2,500,000           2,568,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

San Francisco Bay Area Rapid Transit District
  Sales Tax Revenue Bonds
  Series 2001 (AMBAC Insured)
   07-01-36               5.13%               $2,000,000          $2,063,360
San Francisco City & County Airport
  Commission Intl Airport
  Refunding Revenue Bonds
  2nd Series 2001 (FGIC Insured)
   05-01-16               5.25                 2,170,000           2,375,282
San Jose Financing Authority Lease
  Refunding Revenue Bonds
  Civic Center Project Series 2002B
  (AMBAC Insured)
   06-01-37               5.00                 3,000,000           3,068,460
San Jose Redevelopment Agency
  Merged Area Tax Allocation Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)
   08-01-14               9.57                 3,000,000(g)        3,136,080
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Series 2002 (MBIA Insured)
   08-01-32               5.00                 3,000,000           3,052,920
San Juan Unified School District
  Unlimited Tax General Obligation Bonds
  Zero Coupon Series 1999
   08-01-21               5.68                   820,000(f)          344,343
   08-01-24               5.70                 1,810,000(f)          627,111
San Mateo Country Community College District
  Unlimited General Obligation Bonds
  Series 2002A (FGIC Insured)
   09-01-18               5.38                 1,000,000           1,103,050
San Ramon Certificate of Participation
  Refunding Bonds Series 2001
  (AMBAC Insured)
   03-01-21               5.00                 1,835,000           1,924,676
Santa Clara County Mountain View Los Altos
  Union High School District Unlimited Tax
  General Obligation Bonds Series 1995A
   08-01-15               5.75                 1,200,000           1,306,992
Santa Maria Joint Union High School District
  General Obligation Bonds
  Series 2003B (FSA Insured)
   08-01-27               5.00                 3,000,000           3,102,870
South Tahoe Joint Powers
  Financing Authority
  Refunding Revenue Bonds
  Series 1995B
   10-01-20               6.25                 2,700,000           2,842,236
Southern California Metropolitan Water District
  Waterworks Revenue Bonds
  Series 1997A
   07-01-26               5.00                 3,000,000           3,044,280
Southern California Public Power Authority
  Transmission Special Bonds
  Series 1992
   07-01-12               6.00                   100,000             101,430
State Department of Water Resources
  Power Supply Revenue Bonds
  Series 2002A (MBIA Insured)
   05-01-09               5.25                 7,200,000           8,152,056
   05-01-10               5.25                 3,000,000           3,394,980
State Department of Water Resources
  Water Systems Revenue Bonds
  Center Valley Series 2002X (FGIC Insured)
   12-01-16               5.50                 2,000,000           2,332,740
State Educational Facilities Authority
  Revenue Bonds Keck Graduate
  Institute of Applied Life Sciences
  Series 2000
   06-01-20               6.63                 1,490,000           1,632,757
State Educational Facilities Authority
  Revenue Bonds Stanford University Series 1997N
   12-01-27               5.20                 1,000,000           1,038,110
State Educational Facilities Authority
  Revenue Bonds University of Southern California
  Series 2003A
   10-01-33               5.00                 2,000,000           2,049,440

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

State for Previous Veterans Unlimited
  General Obligation Bonds
  Series 2000B A.M.T.
   12-01-12               4.95%               $2,250,000          $2,366,145
   12-01-13               5.05                 1,435,000           1,513,738
   12-01-14               5.15                 2,535,000           2,680,534
State Health Facilities Financing Authority
  Sutter Health Revenue Bonds
  Series 1999A (MBIA Insured)
   08-15-28               5.35                 2,500,000           2,623,700
State Infrastructure & Economic Development
  Revenue Bonds Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC Insured)
   07-01-29               5.00                 2,000,000           2,059,980
State Public Works Board
  California Community Colleges Lease
  Pre-refunded Revenue Bonds
  Series 1994
   03-01-19               7.00                 2,000,000           2,058,500
State Public Works Board
  Department of General Services
  Capital East End Revenue Bonds
  Series 2002A
   12-01-06               5.00                 1,000,000           1,070,430
State University Multiple Purpose Revenue Bonds
  Series 2000K (FGIC Insured)
   09-01-20               5.00                 1,830,000           1,910,300
State University Multiple Purpose Revenue Bonds
  Series 2003Q (FSA Insured)
   09-01-18               5.00                 2,000,000           2,137,440
State Unlimited General Obligation Bonds
  Series 2000
   10-01-25               5.38                 2,500,000           2,526,925
State Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50                 2,825,000           3,138,349
State Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00                 1,000,000           1,142,450
State Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00                 1,000,000           1,078,410
   02-01-21               5.25                 2,500,000           2,553,400
   11-01-22               5.00                 2,000,000           1,992,520
   11-01-24               5.13                 2,000,000           1,997,500
   02-01-29               5.25                 2,500,000           2,505,725
State Unlimited General Obligation Refunding Bonds
  Series 2001 (AMBAC Insured)
   03-01-15               5.50                 3,000,000           3,364,800
State Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-30               5.25                 2,500,000           2,503,300
State Unlimited General Obligation Refunding Bonds
  Series 2003 (MBIA Insured)
   02-01-27               5.25                 2,000,000           2,089,920
   02-01-31               5.00                 2,000,000           2,039,840
State Various Purpose Unlimited General Obligation
  Bonds Series 2003
   11-01-23               5.13                 2,000,000           2,005,780
Statewide Communities Development Authority
  Certificates of Participation
  St. Joseph Health System Group
  Series 1994
   07-01-15               6.50                 3,500,000           3,662,785
Statewide Communities Development Authority
  College Revenue Bonds Thomas Jefferson
  School of Law Series 2001
   10-01-31               7.75                 2,500,000           2,682,075
Statewide Communities Development Authority
  Multi-family Housing Revenue Bonds
  Magnolia City Lights
  Series 1999X A.M.T.
   07-01-29               6.65                 1,074,000             989,659
Stockton Single Family Housing
  Revenue Bonds Series 1990A
  (GNMA/FNMA/FHLMC Insured) A.M.T.
   02-01-23               7.50                    40,000              42,715

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
23   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

West Contra Costa Unified School District
  General Obligation Bonds
  Series 2003C (FGIC Insured)
   08-01-06               3.00%               $1,985,000          $2,056,698
   08-01-12               4.00                 1,000,000           1,048,320
West Sacramento Financing Authority
  Special Tax Revenue Bonds
  Series 1999F
   09-01-29               6.10                 2,000,000           2,030,600
Western Hills Water District Special Tax
  Bonds Diablo Grande Community Facilities
  Series 2001
   09-01-31               6.88                 2,500,000           2,520,225
Western Hills Water District Special Tax
  Bonds Diablo Grande Community Facilities
  Series 2002
   09-01-22               6.75                 2,720,000           2,742,467
Whittier Union High School District
  General Obligation Bonds
  Series 2003D (FSA Insured)
   08-01-28               5.00                 2,615,000           2,689,841
Total municipal bonds

(Cost: $218,558,492)                                            $229,580,078

Municipal notes (2.7%)(d,h,i)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds V.R.D.N. Series 2002
  (Allied Irish Bank/Bank of New York)
   11-15-31               1.30%               $1,900,000          $1,900,000
State Department of Water Resources
  Power Supply Revenue Bonds
  V.R.D.N. Series 2002B-2 (BNP Paribas)
   05-01-22               1.33                   300,000             300,000
State Unlimited General Obligation Bonds
  V.R.D.N. Series 2003A-2
  (Westdeutsche Landesbank/J.P. Morgan Chase Bank)
   05-01-33               1.27                 3,000,000           3,000,000
Statewide Communities Development Authority
  Pollution Control Refunding Revenue Bonds
  V.R.D.N. Series 2002 (Chevron USA)
   05-15-24     1.25  1,200,000                                    1,200,000

Total municipal notes
(Cost: $6,400,000)                                                $6,400,000

Total investments in securities
(Cost: $224,958,492)(j)                                         $235,980,078

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets as of Dec. 31, 2003.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  8.3% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 5.8% of net assets.

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(j) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $224,958,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $11,749,000
     Unrealized depreciation                                    (727,000)
                                                                --------
     Net unrealized appreciation                             $11,022,000
                                                             -----------

--------------------------------------------------------------------------------
25   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.8%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,c)

Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20%               $1,500,000          $1,811,040
Boston Metropolitan District Unlimited
  General Obligation Refunding Bonds
  Series 2002A
   12-01-11               5.13                 2,050,000           2,334,827
Boston Unlimited General Obligation
  Refunding Bonds
  Series 2003A (MBIA Insured)
   02-01-07               2.63                 2,185,000           2,223,478
   02-01-23               5.00                 1,000,000           1,037,130
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA Insured)
   01-01-13               5.00                 1,865,000           2,079,811
Municipal Wholesale Electric
  Power Supply System
  Pre-refunded Revenue Bonds
  Series 1994B (MBIA Insured)
   07-01-11               4.75                 1,750,000           1,816,570
Municipal Wholesale Electric
  Power Supply System
  Refunding Revenue Bonds
  Nuclear Project #5 Series 2001A
  (MBIA Insured)
   07-01-10               5.00                 1,000,000           1,110,230
Puerto Rico Electric Power Authority
  Refunding Revenue Bonds
  2nd Series 2002A Inverse Floater
  (MBIA Insured)
   07-01-17               9.78                 1,500,000(e,f)      2,009,730
Puerto Rico Housing Finance Authority
  Revenue Bonds Series 2003A
  (GNMA/FNMA/FHLMC Insured) A.M.T.
   06-01-34               4.88                 1,000,000(e)        1,002,350
Southeastern University Building Authority
  Refunding Revenue Bonds
  Series 1995A (AMBAC Insured)
   05-01-16               5.75                 1,250,000           1,340,700
Springfield Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA Insured)
   01-15-20               5.25                 1,405,000           1,521,882
Springfield Municipal Purpose Loan
  Limited General Obligation Bonds
  Series 2001 (FGIC Insured)
   08-01-04               4.00                 1,000,000           1,016,760
State College Building Authority
  Refunding Revenue Bonds
  Series 2003B (XLCA Insured)
   05-01-07               5.00                 1,080,000           1,180,980
   05-01-08               5.00                 1,130,000           1,250,379
State Development Finance Agency
  Refunding Revenue Bonds
  Boston University Series 1999P
   05-15-29               6.00                 1,400,000           1,572,004
State Development Finance Agency
  Refunding Revenue Bonds
  Briarwood/Salem Retirement Community
  Series 2001B
   12-01-30               8.25                   750,000             793,223
State Development Finance Agency
  Refunding Revenue Bonds
  May Institute Issue Series 1999
  (Radian Group Financial Guaranty)
   09-01-29               5.75                 1,000,000           1,083,860
State Development Finance Agency
  Refunding Revenue Bonds
  New England Center for Children
  Series 1998
   11-01-18               5.88                   475,000             436,877

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
26   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,c)

State Development Finance Agency
  Refunding Revenue Bonds
  SeMass System Series 2001B
  (MBIA Insured) A.M.T.
   01-01-05               5.00%               $2,000,000          $2,067,660
State Development Finance Agency
  Revenue Bonds 1st Mtge
  Berkshire Retirement Community
  Series 1999
   07-01-29               5.63                 1,500,000           1,419,525
State Development Finance Agency
  Revenue Bonds
  Boston Biomedical Research
  Series 1999
   02-01-29               5.75                 1,000,000             980,480
State Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00                 1,000,000           1,046,970
State Development Finance Agency
  Revenue Bonds
  Massachusetts College of Pharmacy
  Series 1999B
   07-01-20               6.63                 1,000,000           1,087,200
State Education Loan Authority
  Revenue Bonds
  Issue E Series 1994B
  (AMBAC Insured) A.M.T.
   01-01-12               6.00                   380,000             390,830
State Federal Highway Grant Anticipation Notes
  Revenue Bonds Series 1998A
  (FSA Insured)
   06-15-09               5.25                 1,500,000           1,703,505
State Health & Educational Facilities Authority
  Pre-refunded Revenue Bonds
  Melrose-Wakefield Hospital
  Series 1992B
   07-01-16               6.38                 1,000,000           1,026,000
State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  Boston College Series 2003N
   06-01-06               4.00                 1,000,000           1,055,370
   06-01-21               5.25                 1,000,000           1,064,380
State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  Holyoke Hospital Issue Series 1994B
   07-01-15               6.50                 1,000,000           1,008,860
State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00                 1,000,000           1,125,820
   07-01-18               5.00                 1,000,000           1,111,390
State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  North Adams Regional Hospital
  Series 1996C
   07-01-18               6.63                 1,000,000             980,620
State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  Williams College Series 2003H
   07-01-33               5.00                 1,750,000           1,784,930
State Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University Series 2002FF
   07-15-37               5.13                 3,000,000           3,104,100
State Health & Educational Facilities Authority
  Revenue Bonds
  New England Medical Center
  Series 2002H (FGIC Insured)
   05-15-08               5.00                 1,655,000           1,829,222
State Health & Educational Facilities Authority
  Un-refunded Balance Revenue Bonds
  South Shore Hospital Series 1992D
  (MBIA Insured)
   07-01-22               6.50                   505,000             516,817
State Housing Finance Agency
  Revenue Bonds
  Series 2003B
   12-01-16               4.70                 1,000,000           1,027,800
State Housing Finance Agency
  Revenue Bonds
  Single Family Series 2003-98 A.M.T.
   06-01-23               4.88                 1,000,000             996,850

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
27   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,c)

State Industrial Finance Agency
  Assisted Living Facility
  Revenue Bonds Marina Bay LLC
  Series 1997 A.M.T.
   12-01-27               7.50%               $1,000,000          $1,015,120
State Industrial Finance Agency
  Assisted Living Facility
  Revenue Bonds Newton Group LLC
  Series 1997 A.M.T.
   09-01-27               8.00                 1,160,000           1,203,697
State Limited General Obligation Bonds
  Consolidated Loan Series 2002A
  (FGIC Insured)
   01-01-14               5.00                 2,500,000           2,778,875
State Limited General Obligation
  Refunding Bonds Consolidated Loan
  Series 2002C (FSA Insured)
   11-01-15               5.50                 2,500,000           2,900,975
   11-01-30               5.25                 2,000,000           2,089,260
State Limited General Obligation
  Refunding Bonds
  Series 1997A (AMBAC Insured)
   08-01-10               5.75                 2,185,000           2,539,494
State Limited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-06               5.00                 2,000,000           2,133,200
State Port Authority
  Revenue Bonds
  Series 2003A (MBIA Insured)
   07-01-18               5.00                 1,000,000           1,068,080
State Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA Insured)
   12-15-14               5.00                 1,000,000           1,107,230
State Unlimited General Obligation
  Refunding Bonds Consolidated Loan
  Series 2002E
   01-01-08               5.50                 2,000,000           2,235,140
   01-01-10               5.50                 3,000,000           3,411,449
State Unlimited General Obligation
  Refunding Bonds Consolidated Loan
  Series 2003D
   10-01-22               5.25                 1,000,000           1,061,330
State Water Pollution Abatement Trust
  Revenue Bonds
  Pool Program Bonds
  Series 2002-8
   08-01-20               5.00                 1,500,000           1,585,905
State Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA Insured)
   08-01-11               5.50                 1,930,000           2,225,251
State Water Resources Authority
  Revenue Bonds Series 1992A
  (FGIC Insured)
   07-15-19               6.50                 2,000,000           2,478,880
State Water Resources Authority
  Revenue Bonds Series 2004D
  (MBIA Insured)
   08-01-27               4.75                 1,000,000(g)        1,004,830
University of Massachusetts
  Building Authority
  Refunding Revenue Bonds Series 1976
  Escrowed to Maturity
   05-01-11               7.50                    70,000              83,065
University of Massachusetts
  Building Authority
  Refunding Revenue Bonds Series 2003
  (AMBAC Insured)
   11-01-21               5.25                 1,000,000           1,072,470
Westfield Limited General Obligation Bonds
  Series 2001 (MBIA Insured)
   12-15-04               4.00                   750,000             770,318
Westfield Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA Insured)
   09-01-12               5.00                 1,000,000           1,120,960
   09-01-17               5.00                   940,000           1,017,221
Worcester Limited General Obligation Bonds
  Series 2001A (FGIC Insured)
   08-15-12     5.50  1,400,000                                    1,607,998

Total municipal bonds
(Cost: $84,929,532)                                              $87,460,908

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
28   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Municipal notes (3.5%)(b,c,d,h)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

State Health & Educational Facilities Authority
  Refunding Revenue Bonds
  Capital Assets Program V.R.D.N.
  Series 1985B (State Street Bank & Trust)
  MBIA Insured
   07-01-10               1.26%                 $400,000            $400,000
State Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program V.R.D.N.
  Series 1985D (State Street Bank & Trust)
  MBIA Insured
   01-01-35               1.26                 2,560,000           2,560,000
State Water Resources Authority
  Refunding Revenue Bonds Multi-Modal
  V.R.D.N. Series 2002D
  (Landesbank Baden-Wuerttemberg)
   08-01-17               1.30                   200,000             200,000

Total municipal notes
(Cost: $3,160,000)                                                $3,160,000

Total investments in securities
(Cost: $88,089,532)(j)                                           $90,620,908

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guarantee Insurance Corporation

     FHA      --  Federal Housing Authority

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FNMA     --  Federal National Mortgage Association

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  Municipal Bond Investors Assurance

     XLCA     --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  7.3% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.3% of net assets as of Dec. 31, 2003.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 2.2% of net assets.

(g) At Dec. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $994,350.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(i) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $88,090,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $2,799,000
     Unrealized depreciation                                    (268,000)
                                                                --------
     Net unrealized appreciation                              $2,531,000
                                                              ----------

--------------------------------------------------------------------------------
30   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.3%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital Series 1999
   11-15-21               7.00%               $1,000,000          $1,018,540
Allen Park Public School District
  School Building & Site Unlimited
  General Obligation Bonds Series 2003
  Qualified School Bond Loan Fund
   05-01-12               5.00                 1,000,000           1,119,180
   05-01-18               5.00                 1,000,000           1,081,520
Chippewa Valley Schools
  Unlimited General Obligation
  Refunding Bonds Series 2003
  Qualified School Bond Loan Fund
   05-01-21               5.00                   745,000             784,895
Concord Academy
  Certificates of Participation
  Series 1998
   10-01-19               7.00                 1,000,000             907,050
Detroit City School District
  School Building & Site Improvement
  Unlimited General Obligation Bonds
  Series 2003B (FGIC Insured)
   05-01-11               5.25                 1,000,000           1,134,330
Detroit Downtown Development Authority
  Development Area Project #1 Junior Lien
  Tax Increment Pre-refunded Bonds
  Series 1996D
   07-01-25               6.50                 1,000,000           1,140,840
Detroit Sewer Disposal
  Senior Lien Refunding Revenue Bonds
  Series 2003A (FSA Insured)
   07-01-20               5.50                 1,055,000           1,151,554
Detroit Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA Insured)
   04-01-15               5.38                 1,000,000           1,121,920
Detroit Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   04-01-15               6.80                 1,000,000           1,079,500
Detroit Water Supply System
  Revenue Bonds
  Series 2003B (MBIA Insured)
   07-01-32               5.25                 1,500,000           1,575,915
Detroit Water Supply System Second Lien
  Revenue Bonds Series 1995A
  (MBIA Insured)
   07-01-25               5.50                 1,500,000           1,562,430
Detroit Water Supply System Senior Lien
  Revenue Bonds Series 2003A
  (MBIA Insured)
   07-01-34               5.00                 1,375,000           1,402,445
Eastern Michigan University Refunding
  Revenue Bonds Series 2003A
  (FGIC Insured)
   06-01-28               5.00                 1,000,000           1,022,820
Garden City Hospital Finance Authority
  Hospital Revenue Bonds Series 1998A
   09-01-17               5.75                 1,000,000             830,710
Genesee County General Obligation Bonds
  Sewer Disposal System Series 1996A
  (AMBAC Insured)
   04-01-15               5.40                 1,000,000           1,092,390
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  Qualified School Bond Loan Fund
   05-01-27               5.00                 1,000,000           1,025,230
Grand Rapids Building Authority
  Revenue Bonds Series 2002A
  (AMBAC Insured)
   10-01-17               5.50                 1,270,000           1,435,633

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
31   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Hudsonville Public Schools
  Unlimited General Obligation Refunding
  Bonds Series 1997 (FGIC Insured)
   05-01-27               5.15%               $1,000,000          $1,023,150
Jackson General Obligation Capital
  Appreciation Downtown Development
  Bonds Zero Coupon Series 2001
  (FSA Insured)
   06-01-21               5.58                 1,450,000(b)          633,331
Lakeshore Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 2000
  Qualified School Bond Loan Fund
   05-01-09               5.00                 1,400,000           1,565,592
L'Anse Creuse Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 2003
  Qualified School Bond Loan Fund
   05-01-11               4.00                 1,000,000           1,055,900
Lansing Community College Limited
  General Obligation Bonds
  Series 2002 (FGIC Insured)
   05-01-12               5.00                 1,000,000           1,120,730
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001 Qualified School Bond Loan Fund
   05-01-31               5.00                 1,000,000           1,016,160
Lincoln Park School District
  Pre-refunded Unlimited General Obligation
  Bonds Series 1996 (FGIC Insured)
   05-01-26               5.90                 1,000,000           1,109,570
Manchester Community Schools
  Unlimited General Obligation
  Refunding Bonds Series 2001
  Qualified School Bond Loan Fund
   05-01-26               5.00                 1,400,000           1,430,002
Plymouth-Canton Community School District
  Unlimited General Obligation
  Refunding Bonds Series 2003
  Qualified School Bond Loan Fund
   05-01-15               5.25                   600,000             677,520
Plymouth Educational Center
  Certificates of Participation
  Series 1999
   07-01-29               7.00                 1,235,000           1,137,274
Pontiac Finance Authority Tax Increment
  Refunding Revenue Bonds
  Development Area Project #2
  Series 2002 (ACA Insured)
   06-01-22               5.63                 1,000,000           1,059,760
Puerto Rico Housing Finance Authority
  Revenue Bonds Series 2003A
  (GNMA/FNMA/FHLMC Insured) A.M.T.
   06-01-34               4.88                 1,000,000(c)        1,002,350
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA Insured)
   07-01-13               5.50                 1,000,000(c)        1,169,570
Redford Township
  Limited General Obligation Bonds
  Series 1995 (MBIA Insured)
   04-01-16               5.25                 1,450,000           1,535,159
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A Qualified School Bond Loan Fund
   05-01-09               4.75                 1,000,000           1,105,930
South Central Power Agency
  Power Supply System
  Refunding Revenue Bonds
  Series 2002 (AMBAC Insured)
   11-01-10               5.00                 2,000,000           2,243,759
South Lyon Community Schools
  Unlimited General Obligation Bonds
  Series 2003 (FGIC Insured)
   05-01-28               5.00                 1,000,000           1,025,230
Southfield Public Schools Unlimited
  General Obligation Bonds Series 2003A
  Qualified School Bond Loan Fund
   05-01-22               5.25                 1,025,000           1,097,775
State Building Authority
  Facilities Program Revenue Bonds
  Series 2000I
   10-15-16               5.25                 1,000,000           1,092,080

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
32   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

State Building Authority
  Refunding Revenue Bonds
  Facilities Program 1st Series 2001
   10-15-08               5.50%               $1,500,000          $1,705,215
State Building Authority
  Refunding Revenue Bonds
  Facilities Program 3rd Series 2002
   10-15-07               5.00                 1,000,000           1,099,720
State Building Authority
  Refunding Revenue Bonds
  State Police Communications System
  Series 2002
   10-01-07               4.00                 1,000,000           1,063,080
State Environmental Program Pollution Control
  Unlimited General Obligation Bonds
  Series 2003A
   05-01-10               5.00                 1,000,000           1,123,470
State Hospital Finance Authority Revenue Bonds
  Oakwood Obligated Group Series 2003
   11-01-18               5.50                 1,000,000           1,031,140
State Municipal Bond Authority Clean Water
  Revolving Fund Revenue Bonds
  Series 2002
   10-01-07               5.25                 1,000,000           1,111,450
   10-01-20               5.38                 2,000,000           2,196,900
   10-01-21               5.38                 1,000,000           1,089,980
State Public Power Agency
  Refunding Revenue Bonds
  Belle River Series 2002A
  (MBIA Insured)
   01-01-09               5.25                 2,000,000           2,251,819
State Strategic Fund Limited Obligation
  Refunding Revenue Bonds
  Detroit Edison Series 1990BB
  (MBIA Insured)
   07-15-08               7.00                 1,000,000           1,187,310
State Strategic Fund Limited Obligation
  Refunding Revenue Bonds
  Oxford Institute Series 1987A
  Escrowed to Maturity
   08-15-05               7.88                    50,000              53,414
Summit Academy Certificates of
  Participation Series 1998
   08-01-18               7.00                 1,110,000           1,054,456
Summit Academy Public School Academy
  Certificates of Participation
  Refunding Revenue Bonds Series 2001
   07-01-30               7.38                   750,000             785,625
Troy City Downtown Development Authority
  County of Oakland Development
  Pre-refunded Revenue Bonds
  Series 1995A
  (Radian Group Financial Guaranty)
   11-01-18               6.38                 1,500,000           1,663,965
Van Buren Township
  Tax Increment Revenue Bonds
  Series 1994
   10-01-16               8.40                   945,000             984,851
Warren Consolidated School District
  Unlimited General Obligation Bonds
  Series 2003 (FGIC Insured)
   05-01-13               5.00                   875,000             978,950
Waverly Community School
  Unlimited General Obligation Bonds
  Series 2000 (FGIC Insured)
   05-01-17               5.25                 1,000,000           1,090,040
Wayne State University Revenue Bonds
  Series 1999 (FGIC Insured)
   11-15-19               5.25                 1,000,000           1,079,500
Western Michigan University
  Refunding Revenue Bonds Series 2003
  (MBIA Insured)
   11-15-23               4.25                 1,000,000             964,830
Western Townships Utilities Authority
  Sewer Disposal System
  Limited General Obligation Bonds
  Series 2002 (FGIC Insured)
   01-01-08               5.00                 1,500,000           1,652,205
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA Insured)
   05-01-25               5.50                 1,000,000           1,133,370

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
33   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Wyandotte City School District
  Unlimited General Obligation
  Refunding Bonds Series 2002
  Qualified School Bond Loan Fund
   05-01-14               5.38%               $1,250,000          $1,408,575

Total municipal bonds
(Cost: $66,908,264)                                              $69,297,609

Municipal note (1.2%)(d,e,f,g)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Detroit Sewer Disposal
  Senior Lien Revenue Bonds
  Series 2003B V.R.D.N. (Dexia Credit Local)
  FSA Insured
   07-01-33               1.30%                 $900,000            $900,000

Total municipal note
(Cost: $900,000)                                                    $900,000

Total investments in securities
(Cost: $67,808,264)(h)                                           $70,197,609

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.0% of net assets as of Dec. 31, 2003.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  1.4% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(h) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $67,808,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $2,841,000
     Unrealized depreciation                                    (451,000)
                                                                --------
     Net unrealized appreciation                              $2,390,000
                                                              ----------

--------------------------------------------------------------------------------
35   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (93.3%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Anoka County Capital Improvement
  Limited General Obligation
  Refunding Bonds Series 2001C
  (MBIA Insured)
   02-01-09               4.60%               $2,960,000          $3,249,014
Anoka County Housing & Redevelopment
  Authority Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29               7.40                 3,560,000           3,416,212
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Credit Enhancement Program
  Series 2001A
   02-01-10               5.00                 1,000,000           1,120,150
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
   02-01-09               5.00                 1,040,000           1,159,652
   02-01-13               5.00                 4,175,000           4,583,566
   02-01-15               5.00                 1,990,000           2,153,538
   02-01-16               5.00                 2,000,000           2,142,460
Austin Housing & Redevelopment Authority
  Revenue Bonds Courtyard Residence
  Series 2000A
   01-01-32               7.25                 3,000,000           3,037,590
Brainerd Independent School District #181
  Unlimited General Obligation Bonds
  Series 2002A (FGIC Insured)
   02-01-16               5.38                 3,935,000           4,422,547
Brooklyn Center Tax Credit Investor
  Refunding Revenue Bonds Four Courts
  Apartments Series 1995B A.M.T.
   06-15-09               7.58                 2,450,000           2,450,858
Buffalo Independent School District #877
  Unlimited General Obligation
  Refunding Bonds Series 1999
  (MBIA Insured)
   02-01-18               4.80                 1,710,000           1,781,187
Carlton Health Care & Housing Facilities
  Revenue Bonds Inter-Faith Social Services
  Series 2000
   04-01-29               7.75                 2,500,000           2,620,375
Centennial Independent School District #12
  Unlimited General Obligation Refunding
  Bonds Series 2002B (FSA Insured)
   02-01-05               4.00                 1,445,000           1,488,957
Chaska Tax Increment
  Unlimited General Obligation
  Refunding Bonds Series 2003B
  (AMBAC Insured)
   12-01-05               3.00                 3,125,000           3,215,563
   12-01-06               3.00                 1,245,000           1,287,778
Commonwealth of Puerto Rico
  Public Improvement Unlimited
  General Obligation Bonds
  Series 2001 (FSA Insured)
   07-01-16               5.50                 1,500,000(c)        1,756,290
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FGIC Insured)
   07-01-08               5.00                 1,500,000(c)        1,678,650
Eden Prairie Multi-family Housing
  Refunding Revenue Bonds
  Sterling Ponds Series 1999A A.M.T.
   12-01-29               6.25                 5,025,000           4,440,995
Eden Prairie Multi-family Housing
  Refunding Revenue Bonds
  Sterling Ponds Series 1999B A.M.T.
   12-01-29               6.25                   535,000             472,822
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00                 3,700,000(g)        3,882,854
   02-01-22               4.25                 3,000,000(g)        2,940,480
   02-01-23               4.50                 3,000,000(g)        3,009,480
   02-01-24               4.50                 3,400,000(g)        3,398,164

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Elk River Independent School District #728
  Unlimited General Obligation Bonds
  2nd Series 2002 Inverse Floater
  (FSA Insured)
   02-01-18              13.15%               $1,200,000(i)       $1,546,356
   02-01-19              13.15                 1,150,000(i)        1,454,497
   02-01-20              13.15                   950,000(i)        1,181,278
   02-01-21              13.18                 1,285,000(i)        1,586,551
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA Insured)
   02-01-16               5.00                 3,000,000           3,267,780
Faribault Independent School District #656
  Unlimited General Obligation School Building
  Bonds Series 1995 (FSA Insured)
   06-01-15               5.75                 6,900,000           7,022,819
Fridley Senior Housing Revenue Bonds
  Banfill Crossing Homes Series 1999
   09-01-34               6.75                 1,060,000           1,052,135
Golden Valley Revenue Bonds
  Covenant Retirement Communities
  Series 1999A
   12-01-29               5.50                 1,000,000           1,001,890
Hastings Healthcare Tax-Exempt
  Nursing Home
  Refunding Revenue Bonds
  Regina Medical Center Series 1998
  (ACA Insured)
   09-15-28               5.30                 2,350,000           2,387,835
Hastings Housing & Redevelopment
  Authority Housing & Health Care
  Revenue Bonds Arbor Oaks
  Assisted Living Series 2000A
   01-01-32               8.25                 2,000,000           2,114,900
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00                 2,000,000           2,125,620
   12-01-23               4.75                 2,000,000           2,034,360
Hopkins Independent School District #270
  Unlimited General Obligation
  Refunding Bonds Series 2002B
   02-01-09               4.00                 2,925,000           3,123,227
   02-01-14               5.25                 3,680,000           4,068,240
Hopkins Pre-refunded Revenue Bonds
  Blake School Series 1994
   09-01-24               6.70                 3,120,000           3,234,317
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Series 2002A (FSA Insured)
   04-01-13               5.00                 1,795,000           2,011,118
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
   02-01-22               5.13                 2,400,000           2,495,568
Mahtomedi Multi-family Housing
  Refunding Revenue Bonds
  Briarcliff Series 1996 A.M.T.
   06-01-36               7.35                 2,180,000           2,137,577
Mankato
  Unlimited General Obligation Bonds
  Series 2001A (FGIC Insured)
   02-01-05               3.50                 1,065,000           1,091,753
Maplewood Elder Care Facilities
  Revenue Bonds Care Institute
  Series 1994
   01-01-24               7.75                 3,775,000(b)        2,831,250
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA Insured)
   02-01-19               4.13                 1,560,000           1,551,950
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding
  Bonds Waste Water Treatment
  Series 2003A
   03-01-07               4.00                 5,000,000           5,319,750
Minneapolis & St. Paul Housing &
  Redevelopment Authority Health Care
  System Refunding Revenue Bonds
  Healthspan Series 1993A (AMBAC Insured)
   11-15-18               4.75                13,500,000          13,751,774

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
37   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Minneapolis & St. Paul Housing &
  Redevelopment Authority Health Care
  System Revenue Bonds
  Healthpartners Series 2003
   12-01-10               5.25%               $1,050,000          $1,110,869
   12-01-12               5.25                 1,000,000           1,039,310
   12-01-15               5.13                 1,500,000           1,515,360
   12-01-16               5.25                 1,250,000           1,256,413
Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 2001B (FGIC Insured) A.M.T.
   01-01-16               5.75                 2,940,000           3,224,651
Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 2001C (FGIC Insured)
   01-01-18               5.50                 2,000,000           2,219,940
Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 2001D (FGIC Insured) A.M.T.
   01-01-05               5.00                 2,680,000           2,773,344
Minneapolis & St. Paul Metropolitan Council
  Unlimited General Obligation Bonds
  Series 2002C
   02-01-08               5.00                 3,240,000           3,583,181
   02-01-09               5.00                 3,240,000           3,619,307
Minneapolis Community Development
  Agency Limited Tax Supported
  Development Refunding Revenue Bonds
  Common Bond Fund 2nd Series 2001A A.M.T.
   06-01-19               5.88                 1,000,000           1,079,230
Minneapolis Community Development
  Agency Limited Tax Supported
  Development Refunding Revenue Bonds
  Common Bond Fund 7th Series 1997A
   06-01-12               5.50                   250,000             270,263
Minneapolis Community Development
  Agency Limited Tax Supported
  Development Revenue Bonds
  Common Bond Fund 1st Series 1996
   06-01-11               6.00                   980,000           1,048,571
Minneapolis Community Development
  Agency Tax Increment
  Capital Appreciation
  Refunding Revenue Bonds Zero Coupon
  Series 1990 (MBIA Insured)
   09-01-04               2.95                 3,000,000(h)        2,976,840
Minneapolis Convention Center
  Unlimited General Obligation Bonds
  Series 2002A
   12-01-07               5.00                 3,670,000           4,063,828
   12-01-08               5.00                 4,315,000           4,829,736
Minneapolis Convention Center
  Unlimited General Obligation Refunding
  Bonds Series 2002
   12-01-12               5.00                 1,500,000           1,662,165
Minneapolis Health Care Systems
  Refunding Revenue Bonds
  Fairview Health Services Series 2002B
  (MBIA Insured)
   05-15-14               5.50                 2,050,000           2,355,963
   05-15-15               5.50                 2,160,000           2,467,195
   05-15-16               5.50                 2,200,000           2,490,708
   05-15-17               5.50                 1,295,000           1,456,189
Minneapolis Special School District #1
  Certificates of Participation
  Refunding Revenue Bonds Series 2002B
  (FSA Insured)
   02-01-10               5.00                 1,000,000           1,120,750
   02-01-11               5.00                 1,040,000           1,168,877
Minneapolis Special School District #1
  Certificates of Participation
  Series 1998B
   02-01-07               4.10                 1,000,000           1,064,360
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA Insured)
   02-01-09               5.00                 1,325,000           1,482,808
Minneapolis Special School District #1
  Unlimited General Obligation
  Refunding Bonds Series 2003
  (FSA Insured)
   02-01-07               3.00                 2,000,000           2,064,680

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
38   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Minneapolis Unlimited General
  Obligation Bonds Series 2001
   12-01-11               5.00%               $3,035,000          $3,425,756
Monticello-Big Lake Community Hospital
  Health Care Facilities
  Revenue Bonds Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75                 1,600,000           1,759,744
New Brighton Tax Credit Investor
  Refunding Revenue Bonds
  Polynesian Village Apartments
  Series 1995B A.M.T.
   07-15-09               7.75                 2,355,000           2,361,830
Northern Minnesota Municipal Power Agency
  Electric System Capital Appreciation
  Refunding Revenue Bonds
  Zero Coupon Series 1989A
  (AMBAC Insured)
   01-01-10               3.80                 2,000,000(h)        1,646,480
Northern Minnesota Municipal Power Agency
  Electric System Refunding Revenue Bonds
  Series 1997 (FSA Insured)
   01-01-08               5.50                 1,250,000           1,404,563
Northern Minnesota Municipal Power Agency
  Electric System Refunding Revenue Bonds
  Series 1998 (FSA Insured)
   01-01-14               5.38                 1,100,000           1,226,313
Northern Minnesota Municipal Power Agency
  Electric System Refunding Revenue Bonds
  Series 1998B (AMBAC Insured)
   01-01-20               4.75                 5,000,000           5,145,950
Olmsted County Health Care Facilities
  Refunding Revenue Bonds
  Olmsted Medical Center
  Series 1998
   07-01-19               5.55                 1,125,000           1,139,996
Olmsted County Housing & Redevelopment
  Authority Public Facilities Refunding
  Revenue Bonds Series 2002B
   02-01-05               4.00                 1,215,000           1,251,693
Olmsted County Resource Recovery
  Unlimited General Obligation Refunding
  Bonds Series 2002A
   02-01-05               4.00                 1,900,000           1,957,798
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2000A
   02-01-13               5.75                 3,200,000           3,725,408
   02-01-14               5.75                 1,100,000           1,277,045
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2001B
   02-01-09               5.00                 2,860,000           3,189,043
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA Insured)
   02-01-11               5.00                 1,570,000           1,764,554
   02-01-12               5.00                 3,455,000           3,881,969
   02-01-15               5.25                 3,585,000           4,010,145
Prior Lake Independent School District #719
  Unlimited General Obligation Bonds
  Series 2002A (FGIC Insured)
   02-01-05               4.00                   640,000             659,469
Puerto Rico Electric Power Authority
  Revenue Bonds Series 2003NN
  (MBIA Insured)
   07-01-32               5.00                 2,820,000(c)        2,919,941
Ramsey County
  Unlimited General Obligation
  Refunding Bonds Capital Improvement
  Series 2002B
   02-01-10               5.25                 2,150,000           2,441,992
   02-01-13               5.25                 3,560,000           3,978,086
   02-01-14               5.25                 3,840,000           4,250,189
Richfield Senior Housing
  Revenue Bonds Series 2000A
   02-01-35               7.75                 3,000,000           3,037,050
Robbinsdale Multi-family Housing
  Refunding Revenue Bonds
  Copperfield Hill Series 1996A
   12-01-31               7.35                 3,260,000           3,243,830
Rochester Multi-family Housing
  Development Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60                 2,000,000           1,981,600

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
39   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Sartell Health Care & Housing Facilities
  Revenue Bonds Foundation for Health Care
  Series 1999A
   09-01-29               6.63%               $3,000,000          $2,879,640
Sartell Health Care & Housing Facilities
  Revenue Bonds Foundation for Health Care
  Series 2001A
   09-01-30               8.00                 1,000,000           1,053,890
Shoreview Senior Housing
  Revenue Bonds Series 1996
   02-01-26               7.25                 2,000,000           2,081,260
Southern Minnesota Municipal
  Power Agency Power Supply System
  Capital Appreciation Refunding Revenue
  Bonds Capital Zero Coupon Series 1994A
  (MBIA Insured)
   01-01-19               6.67                19,500,000(h)        9,897,224
Southern Minnesota Municipal
  Power Agency Power Supply System
  Pre-refunded Revenue Bonds
  Series 1992A
   01-01-18               5.75                   370,000             381,370
Southern Minnesota Municipal
  Power Agency Power Supply System
  Pre-refunded Revenue Bonds
  Series 1992A (MBIA Insured)
   01-01-18               5.75                 1,600,000           1,649,168
Southern Minnesota Municipal
  Power Agency Power Supply System
  Refunding Revenue Bonds Series 2002A
  (AMBAC Insured)
   01-01-17               5.25                 5,000,000           5,703,799
Southern Minnesota Municipal
  Power Agency Supply System
  Refunding Revenue Bonds Series 2003A
  (MBIA Insured)
   01-01-11               5.00                 5,500,000           6,185,464
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation
  Series 2002
   05-01-18               5.13                 3,000,000           3,226,320
St. Louis Park Multi-family
  Housing Refunding Revenue Bonds
  Park Boulevard Towers Series 1996
   04-01-31               7.00                 3,815,000           3,764,184
St. Paul Capital Improvement
  Unlimited General Obligation Bonds
  Series 2003A
   03-01-08               3.50                 1,850,000           1,940,354
   03-01-09               3.50                 1,875,000           1,959,038
St. Paul Housing & Redevelopment Authority
  Health Care Facilities
  Refunding Revenue Bonds
  Lyngblomsten Care Center Series 1993
   11-01-06               7.13                   480,000             484,051
   11-01-17               7.13                 1,605,000           1,613,844
St. Paul Housing & Redevelopment Authority
  Health Care Facilities
  Revenue Bonds
  Lyngblomsten Multi-family Series 1993
   11-01-24               7.00                 1,755,000           1,709,107
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Community of Peace Academy
  Series 2001A
   12-01-30               7.88                 2,390,000           2,514,137
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30               8.00                 3,675,000           3,324,773
St. Paul Housing & Redevelopment Authority
  Single Family Housing Mortgage Refunding
  Revenue Mortgage-backed Bonds
  Middle Income Series 1995 (FNMA Insured)
   03-01-28               6.80                 1,170,000           1,216,250
St. Paul Port Authority Lease Revenue Bonds
  Office Building Cedar Street
  Series 2003
   12-01-23               5.00                 5,000,000           5,191,550
   12-01-27               5.13                 5,000,000           5,192,350

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
40   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

St. Paul Sewer Project
  Refunding Revenue Bonds
  Series 2003D (AMBAC Insured)
   12-01-08               4.00%               $3,500,000          $3,749,760
State Agricultural & Economic Development
  Board Health Care Facilities Refunding
  Revenue Bonds Benedictine Health System
  St. Mary's Health System Duluth Clinic
  Obligated Group Series 1999A
  (MBIA Insured)
   02-15-16               4.75                 1,000,000           1,055,490
State Agricultural & Economic Development
  Board Health Care System
  Refunding Revenue Bonds
  Series 2000A
   11-15-22               6.38                 5,000,000           5,429,900
   11-15-29               6.38                 3,000,000           3,239,760
State Business Academy Capital Appreciation
  Revenue Bonds Zero Coupon Series 2002
   06-30-07               6.02                   292,000(h)          239,189
State Housing Finance Agency
  Revenue Bonds 2nd Series 2002R
  Inverse Floater A.M.T.
   07-01-33              13.74                 2,050,000(i)        2,268,346
State Housing Finance Agency
  Single Family Housing Mortgage
  Revenue Bonds Series 1994L
  A.M.T.
   07-01-20               6.70                   315,000             322,380
State Housing Finance Agency
  Single Family Housing Mortgage
  Revenue Bonds Series 1996J
  A.M.T.
   07-01-21               5.60                   195,000             201,495
State Housing Finance Agency
  Single Family Housing Mortgage
  Revenue Bonds Series 1997K
  A.M.T.
   01-01-26               5.75                 2,390,000           2,464,664
State Public Facilities Authority
  Drinking Water
  Revenue Bonds Series 2002B
   03-01-10               5.00                 2,500,000           2,810,175
   03-01-13               5.25                 2,500,000           2,864,275
   03-01-14               5.25                 2,500,000           2,854,100
State Public Facilities Authority
  Water Pollution Control
  Refunding Revenue Bonds
  Series 1998A
   03-01-11               5.00                 2,500,000           2,742,900
State Public Facilities Authority
  Water Pollution Control Revenue Bonds
  Series 2001A
   03-01-05               4.00                 1,500,000           1,547,925
   03-01-08               5.00                 3,000,000           3,331,590
   03-01-20               5.00                 4,000,000           4,195,480
State Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00                 3,530,000           3,946,046
State Unlimited General Obligation Bonds
  Series 2001
   10-01-05               5.00                 2,420,000           2,569,290
   10-01-10               5.00                 5,000,000           5,644,900
   10-01-15               5.00                 4,455,000           4,863,924
State Unlimited General Obligation Bonds
  Series 2002
   11-01-15               5.25                 3,575,000           4,070,674
State Unlimited General Obligation Refunding
  Bonds Series 1998
   11-01-08               5.00                 1,170,000           1,307,861
State Unlimited General Obligation Refunding
  Bonds Series 2002
   08-01-06               5.00                 5,000,000           5,413,050
   08-01-10               5.00                 4,075,000           4,596,559
Steele County Health Care Facilities
  Revenue Bonds Elderly Housing
  Series 2000
   06-01-30               6.88                 2,205,000           2,415,908
Suburban Hennepin Regional Park District
  Unlimited General Obligation Bonds
  Series 2001
   02-01-05               4.50                 1,025,000           1,061,388

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
41   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

University of Minnesota
  Refunding Revenue Bonds
  Inverse Floater Series 2002
   07-01-21              13.93%               $4,500,000(i)       $6,696,449
University of Minnesota
  Refunding Revenue Bonds
  Series 1996A
   07-01-13               5.75                 2,000,000           2,363,400
   07-01-16               5.75                 3,040,000           3,611,186
Vadnais Heights Multi-family Housing
  Tax Credit Refunding Revenue Bonds
  Series 1997 A.M.T.
   07-15-09               7.00                 1,080,000           1,098,630
Washington County Capital Improvement
  Unlimited General Obligation Bonds
  Series 2000A
   02-01-20               5.50                 1,000,000           1,095,770
Western Minnesota Municipal
  Power Agency Refunding
  Revenue Bonds Series 1996A
  (AMBAC Insured)
   01-01-06               6.25                 1,285,000           1,403,991
Western Minnesota Municipal
  Power Agency Refunding
  Revenue Bonds Series 2003A
  (MBIA Insured)
   01-01-26               5.00                 7,250,000           7,473,952
   01-01-30               5.00                 7,665,000           7,878,929
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds Series 2002B
  (FGIC Insured)
   02-01-13               5.00                 1,405,000           1,565,943
   02-01-14               5.00                 1,480,000           1,628,636
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds Series 2002C
  (FSA Insured)
   02-01-08               5.00                 1,310,000           1,450,380
   02-01-09               5.00                 1,375,000           1,535,284
Willmar Rice Memorial Hospital
  Unlimited General Obligation Bonds
  Series 2002 (FSA Insured)
   02-01-11               5.00                 1,025,000           1,150,634
   02-01-12               5.00                 1,120,000           1,256,718
   02-01-13               5.00                 1,200,000           1,345,248

Total municipal bonds
(Cost: $405,210,045)                                            $420,456,661

Municipal notes (8.3%)(e,f,j)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Arden Hill Housing & Health Care Facilities
  Refunding Revenue Bonds
  Presbyterian Homes V.R.D.N.
  Series 1999A (U.S. Bank)
   09-01-29               1.37%               $6,625,000          $6,625,000
Arden Hills Housing & Health Care Facilities
  Revenue Bonds Presbyterian Homes
  V.R.D.N. Series 1999B (U.S. Bank)
   09-01-29               1.37                 1,100,000           1,100,000
Beltrami County Environmental Control
  Revenue Bonds Northwood Panel Board
  V.R.D.N. Series 1995
  (Toronto-Dominion Bank) A.M.T.
   07-01-25               1.31                   900,000             900,000
Brooklyn Center
  Refunding Revenue Bonds
  Brookdale Corporation
  V.R.D.N. Series 2001 (Firstar Bank)
   12-01-14               1.37                   300,000             300,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997A (ABN Amro Bank)
   06-01-20               1.32                   800,000             800,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997B (ABN Amro Bank)
   06-01-13               1.32                   380,000             380,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
42   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997C (ABN Amro Bank)
   06-01-13               1.32%                 $400,000            $400,000
Duluth Economic Development Authority
  Healthcare Facilities Refunding Revenue
  Bonds Miller-Dwan Medical Center
  V.R.D.N. Series 1997 (U.S. Bank)
   06-01-19               1.37                 2,650,000           2,650,000
Mankato
  Revenue Bonds
  Bethany Lutheran College
  V.R.D.N. Series 2000B (Wells Fargo Bank)
   11-01-15               1.37                   500,000             500,000
Mankato Multi-Family Housing
  Refunding Revenue Bonds
  Highland Hills V.R.D.N. Series 1997
  (LaSalle Bank)
   05-01-27               1.37                   500,000             500,000
Minneapolis & St. Paul Housing & Redevelopment
  Authority Health Care System
  Refunding Revenue Bonds
  Children's Health Care V.R.D.N.
  Series 1995B (Norwest Bank)
  FSA Insured
   08-15-25               1.32                 9,190,000           9,190,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio
  V.R.D.N. Series 2002 (Allied Irish Bank)
   05-01-22               1.37                   800,000             800,000
State Higher Education Facilities Authority
  Refunding Revenue Bonds
  St. Olaf College V.R.D.N. 5th Series 2002M2
  (Harris Trust & Savings Bank)
   10-01-20               1.32                 5,225,000           5,225,000
State Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               1.32                   300,000             300,000
State Higher Education Facilities Authority
  Revenue Bonds V.R.D.N. 5th Series 2003Q
  (Macalester College)
   03-01-33               1.30                 4,400,000           4,400,000
State Higher Education Facilities Authority
  Revenue Bonds
  St. Catherine's College
  V.R.D.N. 5th Series 2002N2 (Allied Irish Bank)
   10-01-32               1.25                 1,200,000           1,200,000
State Higher Educational Facilities Authority
  Revenue Bonds
  William Mitchell V.R.D.N. 5th Series 2003S
  (U.S. Bank)
   10-01-33     1.15  2,000,000                                    2,000,000

Total municipal notes
(Cost: $37,270,000)                                              $37,270,000

Total investments in securities
(Cost: $442,480,045)(k)                                         $457,726,661

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets as of Dec. 31, 2003.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  5.8% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) At Dec. 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,235,591.

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 3.3% of net assets.

(j) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(k) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $442,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $17,564,000
     Unrealized depreciation                                  (2,317,000)
                                                              ----------
     Net unrealized appreciation                             $15,247,000
                                                             -----------

--------------------------------------------------------------------------------
44   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (89.2%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,d)

Albany Municipal Water Finance Authority
  Second Resolution Revenue Bonds
  Series 2003A (MBIA Insured)
   12-01-14               5.00%               $2,550,000          $2,762,186
Battery Park City Authority Revenue Bonds
  Series 2003A
   11-01-22               5.25                 1,000,000           1,076,620
Erie County Industrial Development Agency
  City of Buffalo School Facilities
  Revenue Bonds
  Series 2003 (FSA Insured)
   05-01-06               4.00                 1,000,000           1,051,840
Erie County Unlimited Tax
  General Obligation Bonds
  Series 1995B (FGIC Insured)
   06-15-25               5.50                   700,000             739,984
Erie County Water Authority
  Refunding Revenue Bonds Series 1990A
  Escrowed to Maturity (AMBAC Insured)
   12-01-08               6.00                 1,765,000           1,979,748
Huntington Housing Authority
  Revenue Bonds
  Senior Housing Facilities
  Gurwin Jewish Senior Residences
  Series 1999A
   05-01-39               6.00                 1,750,000           1,535,870
Long Island Power Authority Electric System
  Refunding Revenue Bonds
  Series 1998A (AMBAC Insured)
   04-01-09               5.25                 1,000,000           1,125,570
Long Island Power Authority Electric System
  Refunding Revenue Bonds
  Series 2003B
   06-01-05               5.00                 2,000,000           2,086,520
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   11-15-19               5.50                 2,000,000           2,227,220
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002F (MBIA Insured)
   11-15-27               5.25                 1,000,000           1,054,480
Metropolitan Transportation Authority
  Revenue Bonds
  Dedicated Tax Fund
  Series 1998A (FGIC Insured)
   04-01-28               4.75                 1,000,000           1,107,220
Monroe County Unlimited General
  Obligation Refunding Bonds
  Public Improvement Series 1996
   03-01-15               6.00                 1,250,000           1,458,025
Mount Vernon Industrial Development Agency
  Revenue Bonds Civic Facilities
  Wartburg Senior Housing Meadowview
  Series 1999
   06-01-29               6.20                 1,000,000             947,280
New York & New Jersey Port Authority Special
  Obligation Refunding Revenue Bonds
  KIAC Partners
  4th Series 1996 A.M.T.
   10-01-19               6.75                 1,500,000           1,548,090
New York City Municipal Water Finance Authority
  Revenue Bonds
  Water & Sewer System
  Series 1996B (MBIA Insured)
   06-15-26               5.75                   500,000             543,815
New York City Transitional Finance Authority
  Future Sales Tax
  Pre-refunded Revenue Bonds
  Series 2001B
  Escrowed to Maturity
   02-01-08               5.50                   280,000             316,126
New York City Transitional Finance Authority
  Future Sales Tax
  Un-refunded Revenue Bonds
  Series 2001B
   02-01-08               5.50                 1,220,000           1,365,753

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,d)

New York City Transitional Finance Authority
  Future Secured Sales Tax
  Pre-funded Revenue Bonds
  Series 1999C
   05-01-25               5.50%                 $440,000            $508,015
New York City Transitional Finance Authority
  Future Secured Sales Tax
  Revenue Bonds Series 2001B
   02-01-10               5.50                 3,885,000           4,436,203
New York City Transitional Finance Authority
  Future Secured Sales Tax
  Un-refunded Revenue Bonds
  Series 1999C
   05-01-25               5.50                   560,000             602,857
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA Insured)
   07-01-22               6.00                 1,000,000           1,097,500
New York City Unlimited General Obligation
  Bonds Series 2000R Inverse Floater
  (FGIC Insured)
   05-15-16              15.16                   830,000(f)        1,223,578
New York City Unlimited General Obligation
  Bonds Series 2003I
   03-01-27               5.38                 2,000,000           2,074,240
New York City Unlimited General Obligation
  Bonds Series 2002C (XLCA Insured)
   03-15-12               5.00                 1,000,000           1,105,480
New York City Unlimited General Obligation
  Bonds Series 2003G
   08-01-08               3.25                 2,000,000           2,032,380
New York City Unlimited General Obligation
  Bonds Series 2003J
   06-01-18               5.50                 2,000,000           2,155,740
   06-01-20               5.50                 2,000,000           2,139,860
New York City Unlimited General Obligation
  Pre-refunded Bonds Series 1996J
   02-15-19               5.88                   155,000             171,272
New York City Unlimited General Obligation
  Refunding Bonds Series 2002E
   08-01-16               5.75                 2,000,000           2,206,480
Niagara Falls Public Water Authority
  Water & Sewer Systems Revenue Bonds
  Series 2003A (MBIA Insured)
   07-15-28               5.50                 1,000,000           1,056,600
Puerto Rico Electric Power Authority
  Refunding Revenue Bonds
  2nd Series 2002D-179
  Inverse Floater (MBIA Insured)
   07-01-17              13.99                 1,500,000(c,f)      2,264,595
Puerto Rico Housing Finance Authority
  Revenue Bonds Series 2003A
  (GNMA/FNMA/FHLMC Insured) A.M.T.
   06-01-34               4.88                 2,000,000(c)        2,004,700
State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd General Resolution
  2nd Series 1994 (MBIA Insured)
   07-01-19               6.25                 1,500,000           1,538,085
State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                   415,000             520,518
State Dormitory Authority
  Refunding Revenue Bonds
  City University Systems Series 2003A
  (MBIA Insured)
   07-01-09               5.25                 1,500,000           1,700,955
State Dormitory Authority
  Refunding Revenue Bonds
  Consolidated City University System
  Series 1993A
   07-01-13               5.75                 3,000,000           3,468,869
State Dormitory Authority
  Refunding Revenue Bonds
  St. Thomas Aquinas College
  Series 1998
  (Radian Group Financial Guaranty)
   07-01-14               5.00                 1,125,000           1,205,629
State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA Insured)
   07-01-30               5.13                 1,000,000           1,030,200

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
46   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,d)

State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Cancer Center
  1st Series 2003 (MBIA Insured)
   07-01-21               5.00%               $2,000,000          $2,100,820
State Dormitory Authority
  Revenue Bonds
  Pratt Institute Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00                 1,500,000           1,700,565
State Dormitory Authority
  School Districts Financing
  Revenue Bonds Series 2002D
  (MBIA Insured)
   10-01-07               5.00                 3,380,000           3,729,052
State Dormitory Authority
  Un-refunded Balance Revenue Bonds
  Series 1990B
   05-15-11               7.50                 1,485,000           1,795,202
State Energy Research & Development Authority
  Revenue Bonds Gas Facilities
  Residual Certificates Brooklyn Union Gas
  Series 2000 Inverse Floater (MBIA Insured)
   01-01-21              13.99                   330,000(f)          411,497
State Environmental Facilities
  Clean Water & Drinking Revolving Funds
  New York City Municipal Water
  Revenue Bonds Series 2002K
   06-15-28               5.00                 1,000,000           1,027,150
State Environmental Facilities
  Clean Water & Drinking Water
  Revolving Funds Refunding Revenue Bonds
  Series 2002L
   11-15-12               5.00                 2,410,000           2,719,372
State Environmental Facilities
  Pollution Control Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50                   295,000             296,357
State Mortgage Agency Revenue Bonds
  2nd Series 2002B
  Inverse Floater A.M.T.
   04-01-32              13.61                 1,000,000(f)        1,068,220
State Power Authority Revenue Bonds
  Series 2000A
   11-15-30               5.25                 1,000,000           1,039,540
State Thruway Authority Income Tax Revenue Bonds
  Series 2003A (MBIA Insured)
   03-15-22               5.00                 1,000,000           1,042,110
State Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00                 2,000,000           2,130,920
State Urban Development
  Capital Correctional Facilities
  Revenue Bonds
  5th Series 1995 (MBIA Insured)
   01-01-25               5.50                   750,000             797,423
State Urban Development
  Refunding Revenue Bonds
  Series 2002A (XLCA Insured)
   01-01-11               5.25                 3,000,000           3,408,689
State Urban Development
  Refunding Revenue Bonds
  Series 2002C (XLCA Insured)
   01-01-09               4.00                 1,545,000           1,644,344
Suffolk County Industrial Development Agency
  Revenue Bonds Continuing Care Retirement
 Jeffersons Ferry Series 1999A
   11-01-28               7.25                 1,500,000           1,571,655
Syracuse Unlimited General Obligation Bonds
  Series 2002C (FGIC Insured) A.M.T.
   01-01-05               4.25                 1,150,000           1,185,432
Tobacco Settlement Financing Revenue Bonds
  Series 2003C-1
   06-01-15               5.50                 1,000,000           1,076,850
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Convention Center Series 1990E
   01-01-11               6.00                 1,145,000           1,340,497
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA Insured)
   11-15-23               5.25                 2,000,000           2,139,180

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
47   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,d)

Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10               5.00%               $2,000,000          $2,242,400
   11-15-29               5.13                 1,000,000           1,033,590
Yonkers Unlimited General Obligation Bonds
  Series 2001B (AMBAC Insured)
   12-15-07               3.88                 1,010,000           1,075,892

Total municipal bonds
(Cost: $89,400,750)                                              $94,046,860

Municipal notes (8.0%)(b,d,e,g)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

New York City Unlimited General Obligation
  Bonds V.R.D.N. Series 1994B4
  (Landesbank Hessen-Thuringen Girozentrale)
  MBIA Insured
   08-15-23               1.27%                 $300,000            $300,000
New York City Unlimited General Obligation
  Bonds V.R.D.N. Series 1994B6
  (Bank of Nova Scotia)
  MBIA Insured
   08-15-05               1.27                   100,000             100,000
New York City Unlimited General Obligation
  Bonds V.R.D.N. Series 1994H-3
  (State Street Bank & Trust)
  FSA Insured
   08-01-23               1.27                 1,300,000           1,300,000
New York City Unlimited General Obligation
  Refunding Bonds V.R.D.N. Series 1993E4
  (State Street Bank & Trust)
   08-01-22               1.26                 4,200,000           4,200,000
New York City Unlimited General Obligation
  Refunding Bonds V.R.D.N. Series 1993E5
  (JP Morgan Chase)
   08-01-16               1.26                 1,600,000           1,600,000
New York City Unlimited General Obligation
  Refunding Bonds V.R.D.N. Series 1994H-2
  (Wachovia Bank)
  MBIA Insured
   08-01-13     1.27    900,000                                      900,000

Total municipal notes
(Cost: $8,400,000)                                                $8,400,000

Total investments in securities
(Cost: $97,800,750)(h)                                          $102,446,860

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.0% of net assets as of Dec. 31, 2003.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  5.5% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 4.7% of net assets.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(h) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $97,801,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $5,010,000
     Unrealized depreciation                                    (364,000)
                                                                --------
     Net unrealized appreciation                              $4,646,000
                                                              ----------

--------------------------------------------------------------------------------
49   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.9%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Bowling Green State University General Receipts
  Refunding Revenue Bonds
  Series 2003 (AMBAC Insured)
   06-01-12               5.00%               $1,145,000          $1,288,938
Brookville Local School District
  Unlimited General Obligation
  School Improvement Bonds
  Series 2003 (FSA Insured)
   12-01-18               5.25                 1,000,000           1,107,860
Carroll Water & Sewer District
  Unlimited General Obligation Bonds
  Series 1998
   12-01-10               6.25                   320,000             336,384
Carroll Water & Sewer District
  Water System Unlimited General Obligation
  Improvement Bonds Series 1996
   12-01-10               6.25                   680,000             714,789
Cincinnati City School District
  School Improvement
  Limited General Obligation Bonds
  Series 2002 (FSA Insured)
   06-01-09               5.00                 1,355,000           1,522,017
   06-01-21               5.25                 2,600,000           2,813,746
City of Cleveland Waterworks
  Refunding Revenue Bonds
  Series 2002K (FGIC Insured)
   01-01-10               5.00                 2,000,000           2,239,620
City of Hamilton Gas System
  Refunding Revenue Bonds
  Series 2003 (FSA Insured)
   10-15-12               5.00                 1,230,000           1,385,583
Cleveland City School District
  Refunding Revenue Bonds
  Series 1997 (AMBAC Insured)
   06-01-07               5.75                 2,000,000           2,249,700
Cleveland State University General Receipts
  Revenue Bonds Series 2003A
  (FGIC Insured)
   06-01-15               5.00                 1,000,000           1,102,000
Columbus City School District
  Unlimited General Obligation
  School Improvement Bonds
  Series 2003 (FGIC Insured)
   12-01-11               5.00                 1,000,000           1,130,240
Cuyahoga County Health Care Facilities
  Refunding Revenue Bonds Judson
  Retirement Community Series 1996A
   11-15-18               7.25                 1,000,000           1,063,010
Cuyahoga County Hospital Facilities
  Revenue Bonds
  Canton Series 2000
   01-01-30               7.50                 1,000,000           1,109,510
Cuyahoga County Limited
  General Obligation Bonds
  Series 1993
   05-15-13               5.60                   500,000             566,650
Cuyahoga County Refunding
  Revenue Bonds
  Cleveland Clinic Foundation
  Series 2003A
   01-01-32               6.00                 1,000,000           1,069,180
Dayton City School District
  Unlimited General Obligation
  School Improvement Bonds Series 2003A
  (FGIC Insured)
   12-01-27               5.00                 1,250,000           1,290,063
   12-01-31               5.00                 1,000,000           1,028,960
Franklin County Health Care Facilities
  Refunding Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13                 1,250,000           1,086,963
Franklin County Hospital
  Refunding Revenue Bonds
  Ohio Health Series 2003C
   05-15-24               5.25                 1,000,000           1,013,700

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
50   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Franklin County Multi-family Housing
  Refunding Revenue Bonds
  Jefferson Chase Apartments
  Series 1998B A.M.T.
   11-01-35               6.40%               $1,000,000            $690,540
Franklin County Multi-family Housing
  Refunding Revenue Bonds
  West Bay Apartments Series 1998
  A.M.T.
   12-01-25               6.38                   990,000(b)          638,124
Jackson County Hospital Facilities
  Revenue Bonds Consolidated Health System
  Jackson Hospital Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13                 1,000,000           1,122,810
Kenston Local School District
  Unlimited General Obligation
  School Improvement Bonds
  Series 2003 (MBIA Insured)
   12-01-16               5.00                 1,000,000           1,091,190
Lakewood City School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA Insured)
   12-01-23               4.50                 1,000,000           1,005,870
Lakewood Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00                 1,515,000           1,595,931
Lakota Local School District Unlimited Tax
  Improvement General Obligation
  Pre-refunded Bonds
  Series 1994 (AMBAC Insured)
   12-01-14               6.25                 2,000,000           2,183,060
Licking County Joint Vocational School District
  School Facilities Construction & Improvement
  Unlimited General Obligation Bonds
  Series 2002 (MBIA Insured)
   12-01-07               5.00                 1,000,000           1,110,480
   12-01-08               5.00                 1,110,000           1,243,511
Plain Local School District
  Unlimited General Obligation
  Refunding Bonds Series 2002
  (FGIC Insured)
   12-01-14               5.50                 1,000,000           1,146,360
Puerto Rico Electric Power Authority
  Refunding Revenue Bonds
  Series 2002C Inverse Floater
  (MBIA Insured)
   07-01-17               9.78                 1,500,000(c,g)      2,009,730
Puerto Rico Housing Finance Authority
  Revenue Bonds Series 2003A
  (GNMA/FNMA/FHLMC Insured)
  A.M.T.
   06-01-34               4.88                 1,000,000(c)        1,002,350
Ross Township Local School District
  School Improvement Unlimited
  General Obligation Bonds Series 2003
  (FSA Insured)
   12-01-28               5.00                 2,250,000           2,323,463
State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership
  Series 1994 (AMBAC Insured) A.M.T.
   04-01-29               6.38                   500,000             526,430
State Building Authority
  Adult Correctional Facilities
  Refunding Revenue Bonds
  Series 2001A (FSA Insured)
   10-01-07               5.50                 1,890,000           2,124,020
   10-01-14               5.50                 1,000,000           1,137,570
State Building Authority
  Adult Correctional Facilities
  Revenue Bonds Series 1999A
   10-01-16               5.50                 1,000,000           1,128,380
State Building Authority
  Facilities Administration Building Fund
  Revenue Bonds
  Series 1993A
   10-01-07               5.60                 1,500,000           1,685,355
State Building Authority
  Juvenile Correctional Building
  Revenue Bonds Series 2003
   04-01-08               4.00                 1,580,000           1,684,485

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
51   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

State Building Authority
  Workers Compensation Facilities
  Refunding Revenue Bonds
  Series 2003A
   04-01-06               5.00%               $1,000,000          $1,071,850
State Common Schools Capital Facilities
  Unlimited General Obligation Bonds
  Series 2001A
   06-15-13               5.00                 1,500,000           1,632,270
State Common Schools Unlimited
  General Obligation
  Refunding Bonds Series 2003C
   03-15-10               5.00                 1,000,000           1,124,790
State Conservation Projects
  Unlimited General Obligation Bonds
  Series 2002A
   09-01-09               4.00                 1,115,000           1,190,307
State Higher Education Unlimited
  General Obligation Bonds
  Series 2002B
   11-01-08               5.00                 2,000,000           2,230,840
State Higher Education Unlimited
  General Obligation Bonds
  Series 2003A
   05-01-11               5.00                 1,000,000           1,125,760
State Higher Educational Facilities Commission
  Refunding Revenue Bonds
  Oberlin College Series 1999
   10-01-29               5.00                 1,000,000           1,016,980
State Higher Educational Facilities Commission
  Revenue Bonds Xavier University
  Series 2003 (FGIC Insured)
   05-01-08               4.00                   500,000             534,975
State Infrastructure Improvement Unlimited
  General Obligation Refunding Bonds
  Series 2002A
   02-01-20               5.50                 2,000,000           2,311,780
State University General Receipts
  Revenue Bonds Series 2002A
   12-01-05               3.50                   500,000             518,875
State University General Receipts
  Revenue Bonds Series 2003B
   06-01-06               2.25                 1,000,000           1,012,650
State Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25                 1,000,000           1,101,980
State Water Development Authority
  Pollution Control Facilities
  Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.
   10-01-23               8.00                 1,000,000           1,059,520
Summit County Limited
  General Obligation Bonds Series 2003
   12-01-18               5.25                 1,490,000           1,650,711
Toledo City School District
  Unlimited General Obligation
  School Improvement Bonds
  Series 2003 (FSA Insured)
   12-01-15               5.00                 1,000,000           1,106,560
University of Akron General Receipts
  Revenue Bonds
  Series 2003A (AMBAC Insured)
   01-01-22               5.00                 1,595,000           1,668,226
University of Cincinnati General Receipts
  Refunding Revenue Bonds
  Series 2001A (FGIC Insured)
   06-01-14               5.50                 1,000,000           1,136,590
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                   500,000             578,745
West Muskingum Local School District
  School Facilities Construction
  & Improvement Unlimited General
  Obligation Bonds Series 2003
  (FGIC Insured)
   12-01-30               5.00                 1,000,000           1,031,040

Total municipal bonds
(Cost: $71,068,951)                                              $72,673,021

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Municipal notes (4.3%)(e,f,h)
Issue                  Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Paulding County Solid Waste Disposal
  Revenue Bonds Lafarge V.R.D.N.
  Series 1996 (Bayerische Landesbank) A.M.T.
   08-01-26               1.26%                 $900,000            $900,000
State Air Quality Development Authority
  Pollution Control Revenue Bonds
  Ohio Edison V.R.D.N. Series 1988C
  (Barclays Bank) A.M.T.
   09-01-18               1.30                 2,000,000           2,000,000
State Water Development Authority Pollution
  Control Facilities Revenue Bonds
  Ohio Edison V.R.D.N. Series 1988B
  (Barclays Bank) A.M.T.
   09-01-18               1.34                   400,000             400,000

Total municipal notes
(Cost: $3,300,000)                                                $3,300,000

Total investments in securities
(Cost: $74,368,951)(i)                                           $75,973,021

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.9% of net assets as of Dec. 31, 2003.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                  9.4% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 2.6% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(i) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $74,369,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $2,496,000
     Unrealized depreciation                                    (892,000)
                                                                --------
     Net unrealized appreciation                              $1,604,000
                                                              ----------

--------------------------------------------------------------------------------
54   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP State Tax-Exempt Funds
                                                                            California      Massachusetts        Michigan
                                                                            Tax-Exempt       Tax-Exempt         Tax-Exempt
Dec. 31, 2003 (Unaudited)                                                      Fund             Fund               Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $224,958,492, $88,089,532
   and $67,808,264)                                                        $235,980,078      $90,620,908       $70,197,609
Cash in bank on demand deposit                                                   77,317           74,761            79,528
Capital shares receivable                                                        31,849              241                95
Accrued interest receivable                                                   3,475,421        1,495,155           934,361
Receivable for investment securities sold                                            --          212,218         2,756,836
                                                                            -----------       ----------        ----------
Total assets                                                                239,564,665       92,403,283        73,968,429
                                                                            -----------       ----------        ----------
Liabilities
Dividends payable to shareholders                                               226,235           73,296            71,546
Capital shares payable                                                           16,841           22,926                22
Payable for investment securities purchased                                          --               --         1,127,935
Payable for securities purchased
   on a forward-commitment basis (Note 1)                                            --          994,350                --
Accrued investment management services fee                                        3,081            1,179               936
Accrued distribution fee                                                          2,217            1,134               707
Accrued transfer agency fee                                                         101               78                14
Accrued administrative services fee                                                 262              100                80
Other accrued expenses                                                           32,518           19,564            33,315
                                                                            -----------       ----------        ----------
Total liabilities                                                               281,255        1,112,627         1,234,555
                                                                            -----------       ----------        ----------
Net assets applicable to outstanding shares                                $239,283,410      $91,290,656       $72,733,874
                                                                           ============      ===========       ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                   $    456,044      $   169,052       $   136,530
Additional paid-in capital                                                  228,524,688       88,699,989        70,455,304
Undistributed (excess of distributions over) net investment income               84,401           87,607                (1)
Accumulated net realized gain (loss)                                           (803,309)        (197,368)         (247,304)
Unrealized appreciation (depreciation) on investments                        11,021,586        2,531,376         2,389,345
                                                                            -----------       ----------        ----------
Total -- representing net assets applicable to outstanding shares          $239,283,410      $91,290,656       $72,733,874
                                                                           ============      ===========       ===========
Net assets applicable to outstanding shares:    Class A                    $211,129,593      $66,599,778       $62,561,181
                                                Class B                    $ 23,915,274      $22,883,952       $ 8,285,760
                                                Class C                    $  4,238,543      $ 1,806,926       $ 1,886,933
Outstanding shares of beneficial interest:      Class A shares               40,237,704       12,333,210        11,743,786
                                                Class B shares                4,559,844        4,237,344         1,555,040
                                                Class C shares                  806,840          334,689           354,144
Net asset value per share:                      Class A                    $       5.25      $      5.40       $      5.33
                                                Class B                    $       5.24      $      5.40       $      5.33
                                                Class C                    $       5.25      $      5.40       $      5.33
                                                                           ------------      -----------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of assets and liabilities
AXP State Tax-Exempt Funds
                                                                             Minnesota        New York             Ohio
                                                                            Tax-Exempt       Tax-Exempt         Tax-Exempt
Dec. 31, 2003 (Unaudited)                                                      Fund             Fund               Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $442,480,045, $97,800,750
   and $74,368,951)                                                        $457,726,661     $102,446,860       $75,973,021
Cash in bank on demand deposit                                                   82,321           24,495            37,664
Capital shares receivable                                                        56,814           90,425             1,144
Accrued interest receivable                                                   6,389,827        1,419,011           684,785
Receivable for investment securities sold                                            --        1,548,504                --
                                                                            -----------      -----------        ----------
Total assets                                                                464,255,623      105,529,295        76,696,614
                                                                            -----------      -----------        ----------
Liabilities
Dividends payable to shareholders                                               361,823           85,025            56,368
Payable for securities purchased on a
   forward-commitment basis (Note 1)                                         13,235,591               --                --
Accrued investment management services fee                                        5,668            1,356               987
Accrued distribution fee                                                          4,625            1,110               827
Accrued transfer agency fee                                                         271              107                81
Accrued administrative services fee                                                 467              115                84
Other accrued expenses                                                           33,094           25,869            20,521
                                                                            -----------      -----------        ----------
Total liabilities                                                            13,641,539          113,582            78,868
                                                                            -----------      -----------        ----------
Net assets applicable to outstanding shares                                $450,614,084     $105,415,713       $76,617,746
                                                                           ============     ============       ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                   $    843,797     $    202,604       $   144,376
Additional paid-in capital                                                  434,790,951      100,186,162        75,016,195
Undistributed (excess of distributions over) net investment income              300,401          (14,062)           34,790
Accumulated net realized gain (loss) (Note 5)                                  (567,681)         394,899          (181,685)
Unrealized appreciation (depreciation) on investments                        15,246,616        4,646,110         1,604,070
                                                                            -----------      -----------        ----------
Total -- representing net assets applicable to outstanding shares          $450,614,084     $105,415,713       $76,617,746
                                                                           ============     ============       ===========
Net assets applicable to outstanding shares:    Class A                    $375,874,953     $ 86,289,420       $61,920,305
                                                Class B                    $ 65,139,683     $ 16,930,273       $12,007,659
                                                Class C                    $  9,599,448     $  2,196,020       $ 2,689,782
Outstanding shares of beneficial interest:      Class A shares               70,386,990       16,584,356        11,667,932
                                                Class B shares               12,195,369        3,254,000         2,262,975
                                                Class C shares                1,797,357          422,026           506,730
Net asset value per share:                      Class A                    $       5.34     $       5.20       $      5.31
                                                Class B                    $       5.34     $       5.20       $      5.31
                                                Class C                    $       5.34     $       5.20       $      5.31
                                                                            -----------      -----------        ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds

                                                                            California      Massachusetts        Michigan
                                                                            Tax-Exempt       Tax-Exempt         Tax-Exempt
Six months ended Dec. 31, 2003 (Unaudited)                                     Fund             Fund               Fund
Investment income
Income:
Interest                                                                    $ 6,315,333      $ 2,039,043       $ 1,690,879
                                                                            -----------      -----------       -----------
Expenses (Note 2):
Investment management services fee                                              586,948          223,201           178,871
Distribution fee
   Class A                                                                      275,652           87,199            81,605
   Class B                                                                      124,231          117,338            43,236
   Class C                                                                       22,613            8,755            10,914
Transfer agency fee                                                              50,080           29,448            20,491
Incremental transfer agency fee
   Class A                                                                        4,336            2,194             1,726
   Class B                                                                        1,143            1,214               486
   Class C                                                                          393              224               205
Administrative services fees and expenses                                        52,427           19,879            15,955
Compensation of board members                                                     5,191            4,833             4,833
Custodian fees                                                                   12,735            7,200             6,317
Printing and postage                                                             14,952            5,870             3,921
Registration fees                                                                17,847           14,890            14,592
Audit fees                                                                        9,000            8,750             8,750
Other                                                                             4,620              796               350
                                                                              ---------          -------           -------
Total expenses                                                                1,182,168          531,791           392,252
   Expenses waived/reimbursed by AEFC (Note 2)                                       --          (25,019)          (15,306)
                                                                              ---------          -------           -------
                                                                              1,182,168          506,772           376,946
   Earnings credits on cash balances (Note 2)                                      (638)            (516)           (1,337)
                                                                              ---------          -------           -------
Total net expenses                                                            1,181,530          506,256           375,609
                                                                              ---------          -------           -------
Investment income (loss) -- net                                               5,133,803        1,532,787         1,315,270
                                                                              ---------        ---------         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                    1,699,771           (3,179)          (28,158)
Net change in unrealized appreciation (depreciation) on investments          (5,220,361)      (1,037,866)       (1,004,209)
                                                                             ----------       ----------        ----------
Net gain (loss) on investments                                               (3,520,590)      (1,041,045)       (1,032,367)
                                                                             ----------       ----------        ----------
Net increase (decrease) in net assets resulting from operations             $ 1,613,213      $   491,742       $   282,903
                                                                            ===========      ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds

                                                                             Minnesota        New York             Ohio
                                                                            Tax-Exempt       Tax-Exempt         Tax-Exempt
Six months ended Dec. 31, 2003 (Unaudited)                                     Fund             Fund               Fund
Investment income
Income:
Interest                                                                    $10,461,260      $ 2,364,123       $ 1,597,322
                                                                            -----------      -----------       -----------
Expenses (Note 2):
Investment management services fee                                            1,050,210          256,700           186,193
Distribution fee
   Class A                                                                      477,967          112,391            79,894
   Class B                                                                      330,204           85,675            62,607
   Class C                                                                       47,141           10,922            13,965
Transfer agency fee                                                             113,629           31,027            22,358
Incremental transfer agency fee
   Class A                                                                        9,546            2,558             1,768
   Class B                                                                        3,139              967               673
   Class C                                                                          806              188               249
Administrative services fees and expenses                                        90,860           22,882            16,578
Compensation of board members                                                     5,550            4,833             4,833
Custodian fees                                                                   17,277            8,795             6,037
Printing and postage                                                             26,032            7,064             5,562
Registration fees                                                                13,458           19,396            15,891
Audit fees                                                                        9,750            9,000             8,750
Other                                                                             6,102            1,485             1,189
                                                                            -----------      -----------       -----------
Total expenses                                                                2,201,671          573,883           426,547
   Expenses waived/reimbursed by AEFC (Note 2)                                       --          (22,842)          (21,919)
                                                                            -----------      -----------       -----------
                                                                              2,201,671          551,041           404,628
   Earnings credits on cash balances (Note 2)                                    (8,108)             (83)           (1,348)
                                                                            -----------      -----------       -----------
Total net expenses                                                            2,193,563          550,958           403,280
                                                                            -----------      -----------       -----------
Investment income (loss) -- net                                               8,267,697        1,813,165         1,194,042
                                                                            -----------      -----------       -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                    1,395,138          848,022           287,242
Net change in unrealized appreciation (depreciation) on investments          (4,423,516)      (2,023,776)       (1,175,499)
                                                                            -----------      -----------       -----------
Net gain (loss) on investments                                               (3,028,378)      (1,175,754)         (888,257)
                                                                            -----------      -----------       -----------
Net increase (decrease) in net assets resulting from operations             $ 5,239,319      $   637,411       $   305,785
                                                                            ===========      ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                             California Tax-Exempt Fund        Massachusetts Tax-Exempt Fund

                                                           Dec. 31, 2003     June 30, 2003    Dec. 31, 2003      June 30, 2003
                                                         Six months ended     Year ended    Six months ended      Year ended
                                                            (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                            $  5,133,803     $ 11,566,511      $ 1,532,787     $  3,257,208
Net realized gain (loss) on investments                       1,699,771        8,964,381           (3,179)       2,151,276
Net change in unrealized appreciation
   (depreciation) on investments                             (5,220,361)      (2,082,159)      (1,037,866)         567,833
                                                             ----------       ----------       ----------          -------
Net increase (decrease) in net assets
   resulting from operations                                  1,613,213       18,448,733          491,742        5,976,317
                                                              ---------       ----------          -------        ---------
Distributions to shareholders from:
   Net investment income
   Class A                                                   (4,553,817)     (10,384,472)      (1,143,655)      (2,467,733)
   Class B                                                     (419,373)      (1,025,356)        (294,084)        (725,227)
   Class C                                                      (76,212)        (156,722)         (21,940)         (52,948)
   Net realized gain
   Class A                                                   (2,563,129)              --         (758,406)        (237,976)
   Class B                                                     (291,280)              --         (259,092)         (91,179)
   Class C                                                      (48,764)              --          (20,646)          (4,771)
                                                             ----------      -----------       ----------       ----------
Total distributions                                          (7,952,575)     (11,566,550)      (2,497,823)      (3,579,834)
                                                             ----------      -----------       ----------       ----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    8,441,732       26,190,532        3,771,720       16,236,343
   Class B shares                                               690,441        4,503,962          848,108        4,619,873
   Class C shares                                               790,539        2,493,281          389,465        1,160,643
Reinvestment of distributions at net asset value
   Class A shares                                             5,242,461        7,003,562        1,603,243        2,177,932
   Class B shares                                               586,700          780,266          455,758          652,199
   Class C shares                                               117,558          148,824           39,282           54,257
Payments for redemptions
   Class A shares                                           (34,031,480)     (35,725,082)      (9,934,583)     (13,546,432)
   Class B shares (Note 2)                                   (3,514,017)      (6,510,807)      (2,278,731)      (5,669,967)
   Class C shares (Note 2)                                   (1,457,294)      (1,318,302)        (369,128)      (1,718,123)
                                                             ----------       ----------         --------       ----------
Increase (decrease) in net assets
   from share transactions                                  (23,133,360)      (2,433,764)      (5,474,866)       3,966,725
                                                            -----------       ----------       ----------        ---------
Total increase (decrease) in net assets                     (29,472,722)       4,448,419       (7,480,947)       6,363,208
Net assets at beginning of period                           268,756,132      264,307,713       98,771,603       92,408,395
                                                            -----------      -----------       ----------       ----------
Net assets at end of period                                $239,283,410     $268,756,132      $91,290,656     $ 98,771,603
                                                           ============     ============      ===========     ============
Undistributed net investment income                        $     84,401     $         --      $    87,607     $     14,499
                                                           ------------     ------------      -----------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
59   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                              Michigan Tax-Exempt Fund           Minnesota Tax-Exempt Fund

                                                           Dec. 31, 2003     June 30, 2003    Dec. 31, 2003      June 30, 2003
                                                         Six months ended     Year ended    Six months ended      Year ended
                                                            (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                             $ 1,315,270     $  3,257,428     $  8,267,697     $ 19,167,629
Net realized gain (loss) on investments                         (28,158)       3,389,397        1,395,138        3,994,318
Net change in unrealized appreciation
    (depreciation) on investments                            (1,004,209)        (389,691)      (4,423,516)      10,783,186
                                                             ----------         --------       ----------       ----------
Net increase (decrease) in net assets
   resulting from operations                                    282,903        6,257,134        5,239,319       33,945,133
                                                                -------        ---------        ---------       ----------
Distributions to shareholders from:
   Net investment income
   Class A                                                   (1,163,226)      (2,897,168)      (6,892,352)     (16,460,497)
   Class B                                                     (121,332)        (311,214)        (941,170)      (2,456,421)
   Class C                                                      (30,712)         (58,053)        (133,773)        (250,785)
   Net realized gain
   Class A                                                     (939,725)        (719,836)              --               --
   Class B                                                     (124,142)         (97,368)              --               --
   Class C                                                      (28,159)         (17,788)              --               --
                                                             ----------       ----------       ----------      -----------
Total distributions                                          (2,407,296)      (4,101,427)      (7,967,295)     (19,167,703)
                                                             ----------       ----------       ----------      -----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    2,255,487        9,326,799       17,628,976       64,115,226
   Class B shares                                               212,292        2,632,658        2,459,343       13,772,625
   Class C shares                                               240,252          894,229        1,931,422        5,290,259
Reinvestment of distributions at net asset value
   Class A shares                                             1,742,100        2,887,754        5,548,763       13,082,956
   Class B shares                                               181,642          319,510          773,229        2,011,791
   Class C shares                                                49,823           53,154          114,258          222,608
Payments for redemptions
   Class A shares                                            (9,156,692)     (14,541,050)     (38,425,797)     (70,555,737)
   Class B shares (Note 2)                                   (1,092,693)      (2,193,704)      (5,715,145)     (14,419,159)
   Class C shares (Note 2)                                     (525,763)        (229,683)      (1,627,429)      (1,407,408)
                                                               --------         --------       ----------       ----------
Increase (decrease) in net assets
   from share transactions                                   (6,093,552)        (850,333)     (17,312,380)      12,113,161
                                                             ----------         --------      -----------       ----------
Total increase (decrease) in net assets                      (8,217,945)       1,305,374      (20,040,356)      26,890,591
Net assets at beginning of period                            80,951,819       79,646,445      470,654,440      443,763,849
                                                             ----------       ----------      -----------      -----------
Net assets at end of period                                 $72,733,874     $ 80,951,819     $450,614,084     $470,654,440
                                                            ===========     ============     ============     ============
Undistributed (excess of distributions over)
   net investment income                                    $        (1)    $         (1)    $    300,401     $         (1)
                                                            -----------     ------------     ------------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
60   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                              New York Tax-Exempt Fund             Ohio Tax-Exempt Fund

                                                           Dec. 31, 2003     June 30, 2003    Dec. 31, 2003      June 30, 2003
                                                         Six months ended     Year ended    Six months ended      Year ended
                                                            (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                            $  1,813,165     $  4,379,277      $ 1,194,042     $  2,753,549
Net realized gain (loss) on investments                         848,022        3,490,200          287,242        3,381,292
Net change in unrealized appreciation
   (depreciation) on investments                             (2,023,776)       1,311,479       (1,175,499)        (536,194)
                                                             ----------        ---------       ----------         --------
Net increase (decrease) in net assets
   resulting from operations                                    637,411        9,180,956          305,785        5,598,647
                                                                -------        ---------          -------        ---------
Distributions to shareholders from:
   Net investment income
   Class A                                                   (1,564,149)      (3,714,692)        (981,937)      (2,355,316)
   Class B                                                     (233,395)        (612,202)        (145,041)        (341,210)
   Class C                                                      (29,683)         (55,183)         (32,270)         (58,726)
   Net realized gain
   Class A                                                   (1,792,067)        (361,006)        (822,499)      (1,264,773)
   Class B                                                     (349,327)         (74,215)        (159,181)        (248,631)
   Class C                                                      (45,440)          (6,930)         (35,511)         (46,669)
                                                                -------           ------          -------          -------
Total distributions                                          (4,014,061)      (4,824,228)      (2,176,439)      (4,315,325)
                                                             ----------       ----------       ----------       ----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    2,522,087       12,844,081        2,108,234       11,112,404
   Class B shares                                               918,436        3,806,201          618,788        3,644,407
   Class C shares                                               478,985        1,081,568          247,382        1,905,871
Reinvestment of distributions at net asset value
   Class A shares                                             2,871,108        3,182,162        1,452,965        2,866,712
   Class B shares                                               448,777          528,150          244,874          467,095
   Class C shares                                                69,429           59,237           64,947          100,763
Payments for redemptions
   Class A shares                                           (13,639,346)     (14,663,801)      (6,642,264)     (17,941,651)
   Class B shares (Note 2)                                   (1,732,552)      (5,491,739)      (1,539,764)      (3,155,366)
   Class C shares (Note 2)                                     (551,601)        (207,137)        (622,427)        (241,528)
                                                               --------         --------         --------         --------
Increase (decrease) in net assets
   from share transactions                                   (8,614,677)       1,138,722       (4,067,265)      (1,241,293)
                                                             ----------        ---------       ----------       ----------
Total increase (decrease) in net assets                     (11,991,327)       5,495,450       (5,937,919)          42,029
Net assets at beginning of period                           117,407,040      111,911,590       82,555,665       82,513,636
                                                            -----------      -----------       ----------       ----------
Net assets at end of period                                $105,415,713     $117,407,040      $76,617,746     $ 82,555,665
                                                           ============     ============      ===========     ============
Undistributed (excess of distributions over)
   net investment income                                   $    (14,062)    $         --      $    34,790     $         (4)
                                                           ------------     ------------      -----------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
61   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP State Tax-Exempt Funds

(Unaudited as to Dec. 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
62   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

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63   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the six months ended Dec. 31, 2003.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of Dec. 31, 2003, the outstanding forward-commitments for the Funds are as follows:

                                                  Other           When-issued
Fund                                       forward-commitments    securities
California Tax-Exempt Fund                        $--            $        --
Massachusetts Tax-Exempt Fund                      --                994,350
Michigan Tax-Exempt Fund                           --                     --
Minnesota Tax-Exempt Fund                          --             13,235,591
New York Tax-Exempt Fund                           --                     --
Ohio Tax-Exempt Fund                               --                     --

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

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64   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board. Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

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65   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

For the six months ended Dec. 31, 2003, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                      Class A        Class B        Class C
Massachusetts Tax-Exempt Fund              0.87%          1.62%          1.63%
Michigan Tax-Exempt Fund                   0.88           1.64           1.64
New York Tax-Exempt Fund                   0.88           1.63           1.64
Ohio Tax-Exempt Fund                       0.88           1.63           1.64

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until June 30, 2004. Under this agreement, total expenses will not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2003, are as follows

Fund                                    Class A        Class B        Class C
California Tax-Exempt Fund             $112,372        $20,710         $2,201
Massachusetts Tax-Exempt Fund            66,918         15,109            534
Michigan Tax-Exempt Fund                 62,430         11,103            260
Minnesota Tax-Exempt Fund               321,032         31,720          2,513
New York Tax-Exempt Fund                 60,962         15,497            725
Ohio Tax-Exempt Fund                     50,385         17,964          1,453

During the six months ended Dec. 31, 2003, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                Reduction
California Tax-Exempt Fund                                             $  638
Massachusetts Tax-Exempt Fund                                             516
Michigan Tax-Exempt Fund                                                1,337
Minnesota Tax-Exempt Fund                                               8,108
New York Tax-Exempt Fund                                                   83
Ohio Tax-Exempt Fund                                                    1,348

3. SECURITIES TRANSACTIONS

For the six months ended Dec. 31, 2003, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                 Purchases       Proceeds
California Tax-Exempt Fund                         $34,033,544    $51,277,021
Massachusetts Tax-Exempt Fund                        9,158,572     12,996,649
Michigan Tax-Exempt Fund                            19,180,686     25,434,648
Minnesota Tax-Exempt Fund                           75,100,390     88,447,776
New York Tax-Exempt Fund                            14,810,019     25,812,850
Ohio Tax-Exempt Fund                                 7,985,625     10,574,836

Realized gains and losses are determined on an identified cost basis.

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66   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                               California Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                     1,610,932      131,834      150,505
Issued for reinvested distributions        999,262      111,822       22,393
Redeemed                                (6,505,974)    (672,577)    (277,876)
                                        ----------     --------     --------
Net increase (decrease)                 (3,895,780)    (428,921)    (104,978)
                                        ----------     --------     --------

                                               Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                     4,920,750      843,755      467,000
Issued for reinvested distributions      1,318,953      146,936       27,986
Redeemed                                (6,719,587)  (1,217,542)    (247,050)
                                        ----------   ----------     --------
Net increase (decrease)                   (479,884)    (226,851)     247,936
                                          --------     --------      -------

                                            Massachusetts Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                       700,944      156,337       71,947
Issued for reinvested distributions        297,001       84,406        7,274
Redeemed                                (1,844,647)    (421,781)     (68,708)
                                        ----------     --------      -------
Net increase (decrease)                   (846,702)    (181,038)      10,513
                                          --------     --------       ------

                                                Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                     2,973,508      848,985      213,917
Issued for reinvested distributions        400,774      120,059        9,969
Redeemed                                (2,489,809)  (1,034,373)    (318,685)
                                        ----------   ----------     --------
Net increase (decrease)                    884,473      (65,329)     (94,799)
                                           -------      -------      -------

                                                Michigan Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                       421,747       39,730       44,850
Issued for reinvested distributions        326,813       34,037        9,334
Redeemed                                (1,712,738)    (204,795)     (97,990)
                                        ----------     --------      -------
Net increase (decrease)                   (964,178)    (131,028)     (43,806)
                                          --------     --------      -------

                                                Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                     1,723,071      486,550      165,970
Issued for reinvested distributions        536,475       59,391        9,871
Redeemed                                (2,688,470)    (405,534)     (42,907)
                                        ----------     --------      -------
Net increase (decrease)                   (428,924)     140,407      132,934
                                          --------      -------      -------

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67   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

                                               Minnesota Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                     3,342,452      466,514      366,819
Issued for reinvested distributions      1,052,865      146,679       21,678
Redeemed                                (7,305,886)  (1,088,806)    (309,182)
                                        ----------   ----------     --------
Net increase (decrease)                 (2,910,569)    (475,613)      79,315
                                        ----------     --------       ------

                                               Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                    12,133,872    2,616,564    1,001,540
Issued for reinvested distributions      2,483,116      381,654       42,223
Redeemed                               (13,380,622)  (2,705,709)    (266,460)
                                       -----------   ----------     --------
Net increase (decrease)                  1,236,366      292,509      777,303
                                         ---------      -------      -------

                                                New York Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                       480,819      176,388       90,901
Issued for reinvested distributions        550,157       86,010       13,306
Redeemed                                (2,614,315)    (331,264)    (105,893)
                                        ----------     --------     --------
Net increase (decrease)                 (1,583,339)     (68,866)      (1,686)
                                        ----------      -------       ------

                                                Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                     2,423,798      721,796      204,473
Issued for reinvested distributions        603,510      100,198       11,232
Redeemed                                (2,774,804)  (1,031,770)     (39,117)
                                        ----------   ----------      -------
Net increase (decrease)                    252,504     (209,776)     176,588
                                           -------     --------      -------

                                                 Ohio Tax-Exempt Fund
                                            Six months ended Dec. 31, 2003
                                           Class A      Class B      Class C
Sold                                       397,299      116,552       46,455
Issued for reinvested distributions        273,852       46,149       12,225
Redeemed                                (1,251,198)    (290,317)    (116,951)
                                        ----------     --------     --------
Net increase (decrease)                   (580,047)    (127,616)     (58,271)
                                          --------     --------      -------

                                                Year ended June 30, 2003
                                           Class A      Class B      Class C
Sold                                     2,059,938      678,806      352,942
Issued for reinvested distributions        536,484       87,539       18,871
Redeemed                                (3,337,849)    (585,735)     (44,619)
                                        ----------     --------      -------
Net increase (decrease)                   (741,427)     180,610      327,194
                                          --------      -------      -------

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68   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of June 30, 2003 are as follows:

Fund                                           Carry-over        Expiration date
Minnesota Tax-Exempt Fund                       $953,071              2009

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2003.

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69   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001     2000
Net asset value, beginning of period                                       $5.37     $5.23      $5.18     $5.03    $5.18
Income from investment operations:
Net investment income (loss)                                                 .11       .23        .24       .25      .26
Net gains (losses) (both realized and unrealized)                           (.06)      .14        .05       .15     (.15)
Total from investment operations                                             .05       .37        .29       .40      .11
Less distributions:
Dividends from net investment income                                        (.11)     (.23)      (.24)     (.25)    (.26)
Distributions from realized gains                                           (.06)       --         --        --       --
Total distributions                                                         (.17)     (.23)      (.24)     (.25)    (.26)
Net asset value, end of period                                             $5.25     $5.37      $5.23     $5.18    $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                     $211      $237       $234      $231     $213
Ratio of expenses to average daily net assets(c)                            .86%(d)   .85%       .84%      .85%     .82%
Ratio of net investment income (loss) to average daily net assets          4.20%(d)  4.34%      4.56%     4.79%    5.18%
Portfolio turnover rate (excluding short-term securities)                    14%       95%        16%       11%      18%
Total return(e)                                                            1.04%(f)  7.26%      5.66%     8.00%    2.19%

See accompanying notes to financial highlights.

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70   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001     2000
Net asset value, beginning of period                                       $5.37     $5.23      $5.17     $5.03    $5.18
Income from investment operations:
Net investment income (loss)                                                 .09       .19        .20       .21      .22
Net gains (losses) (both realized and unrealized)                           (.07)      .14        .06       .14     (.15)
Total from investment operations                                             .02       .33        .26       .35      .07
Less distributions:
Dividends from net investment income                                        (.09)     (.19)      (.20)     (.21)    (.22)
Distributions from realized gains                                           (.06)       --         --        --       --
Total distributions                                                         (.15)     (.19)      (.20)     (.21)    (.22)
Net asset value, end of period                                             $5.24     $5.37      $5.23     $5.17    $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                      $24       $27        $27       $24      $21
Ratio of expenses to average daily net assets(c)                           1.61%(d)  1.60%      1.59%     1.60%    1.58%
Ratio of net investment income (loss) to average daily net assets          3.44%(d)  3.58%      3.81%     3.99%    4.43%
Portfolio turnover rate (excluding short-term securities)                    14%       95%        16%       11%      18%
Total return(e)                                                             .47%(f)  6.44%      5.07%     6.98%    1.44%

See accompanying notes to financial highlights.

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71   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $5.38     $5.24      $5.18     $5.03    $5.02
Income from investment operations:
Net investment income (loss)                                                 .09       .19        .20       .21       --
Net gains (losses) (both realized and unrealized)                           (.07)      .14        .06       .15      .01
Total from investment operations                                             .02       .33        .26       .36      .01
Less distributions:
Dividends from net investment income                                        (.09)     (.19)      (.20)     (.21)      --
Distributions from realized gains                                           (.06)       --         --        --       --
Total distributions                                                         (.15)     (.19)      (.20)     (.21)      --
Net asset value, end of period                                             $5.25     $5.38      $5.24     $5.18    $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4        $5         $3        $1      $--
Ratio of expenses to average daily net assets(c)                           1.62%(d)  1.61%      1.60%     1.60%    1.58%(d)
Ratio of net investment income (loss) to average daily net assets          3.44%(d)  3.56%      3.86%     4.04%    4.43%(d)
Portfolio turnover rate (excluding short-term securities)                    14%       95%        16%       11%      18%
Total return(e)                                                             .47%(f)  6.43%      5.07%     7.20%     .20%(f)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
72   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2003(j)        2003       2002      2001     2000
Net asset value, beginning of period                                       $5.51          $5.37      $5.28     $5.11    $5.39
Income from investment operations:
Net investment income (loss)                                                 .09            .19        .22       .27      .27
Net gains (losses) (both realized and unrealized)                           (.05)           .16        .09       .17     (.27)
Total from investment operations                                             .04            .35        .31       .44       --
Less distributions:
Dividends from net investment income                                        (.09)          (.19)      (.22)     (.27)    (.28)
Distributions from realized gains                                           (.06)          (.02)        --        --       --
Total distributions                                                         (.15)          (.21)      (.22)     (.27)    (.28)
Net asset value, end of period                                             $5.40          $5.51      $5.37     $5.28    $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $67            $73        $66       $65      $59
Ratio of expenses to average daily net assets(c)                            .87%(d),(e)    .88%(e)    .91%      .95%     .93%
Ratio of net investment income (loss) to average daily net assets          3.43%(d)       3.57%      4.11%     5.04%    5.28%
Portfolio turnover rate (excluding short-term securities)                    10%           141%        53%        4%       7%
Total return(h)                                                             .77%(i)       6.73%      5.94%     8.64%     .04%

Class B
Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2003(j)        2003       2002      2001     2000
Net asset value, beginning of period                                       $5.51          $5.37      $5.28     $5.11    $5.39
Income from investment operations:
Net investment income (loss)                                                 .07            .15        .18       .23      .24
Net gains (losses) (both realized and unrealized)                           (.05)           .16        .09       .17     (.28)
Total from investment operations                                             .02            .31        .27       .40     (.04)
Less distributions:
Dividends from net investment income                                        (.07)          (.15)      (.18)     (.23)    (.24)
Distributions from realized gains                                           (.06)          (.02)        --        --       --
Total distributions                                                         (.13)          (.17)      (.18)     (.23)    (.24)
Net asset value, end of period                                             $5.40          $5.51      $5.37     $5.28    $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $23            $24        $24       $18      $16
Ratio of expenses to average daily net assets(c)                           1.62%(d),(f)   1.63%(f)   1.66%     1.70%    1.69%
Ratio of net investment income (loss) to average daily net assets          2.67%(d)       2.81%      3.34%     4.28%    4.53%
Portfolio turnover rate (excluding short-term securities)                    10%           141%        53%        4%       7%
Total return(h)                                                             .38%(i)       5.92%      5.15%     7.83%    (.71%)

See accompanying notes to financial highlights.

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73   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2003(j)        2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $5.51          $5.37      $5.28     $5.11    $5.10
Income from investment operations:
Net investment income (loss)                                                 .07            .15        .18       .23       --
Net gains (losses) (both realized and unrealized)                           (.05)           .16        .09       .17      .01
Total from investment operations                                             .02            .31        .27       .40      .01
Less distributions:
Dividends from net investment income                                        (.07)          (.15)      (.18)     (.23)      --
Distributions from realized gains                                           (.06)          (.02)        --        --       --
Total distributions                                                         (.13)          (.17)      (.18)     (.23)      --
Net asset value, end of period                                             $5.40          $5.51      $5.37     $5.28    $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2             $2         $2        $1      $--
Ratio of expenses to average daily net asset(c)                            1.63%(d),(g)   1.64%(g)   1.66%     1.70%    1.69%(d)
Ratio of net investment income (loss) to average daily net assets          2.66%(d)       2.88%      3.32%     4.30%    4.53%(d)
Portfolio turnover rate (excluding short-term securities)                    10%           141%        53%        4%       7%
Total return(h)                                                             .38%(i)       5.91%      5.16%     7.84%     .20%(i)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.92% for the six months ended Dec. 31, 2003 and 0.92% for the year ended June 30, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.67% for the six months ended Dec. 31, 2003 and 1.68% for the year ended June 30, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% for the six months ended Dec. 31, 2003 and 1.68% for the year ended June 30, 2003.

(h)  Total return does not reflect payment of a sales charge.

(i)  Not annualized.

(j)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
74   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)         2003          2002      2001     2000
Net asset value, beginning of period                                       $5.47           $5.33         $5.27     $5.09    $5.38
Income from investment operations:
Net investment income (loss)                                                 .09             .22           .24       .27      .27
Net gains (losses) (both realized and unrealized)                           (.06)            .19           .06       .18    (.29)
Total from investment operations                                             .03             .41           .30       .45    (.02)
Less distributions:
Dividends from net investment income                                        (.09)           (.22)         (.24)     (.27)    (.27)
Distributions from realized gains                                           (.08)           (.05)           --        --       --
Total distributions                                                         (.17)           (.27)         (.24)     (.27)    (.27)
Net asset value, end of period                                             $5.33           $5.47         $5.33     $5.27    $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                      $63             $70           $70       $67      $65
Ratio of expenses to average daily net assets(c)                            .88%(d),(e)      .88%(e)      .92%      .95%     .89%
Ratio of net investment income (loss) to average daily net assets          3.56%(d)        4.06%         4.57%     5.09%    5.30%
Portfolio turnover rate (excluding short-term securities)                    26%            113%           33%        4%      12%
Total return(h)                                                             .71%(i)        8.00%         5.83%     8.90%    (.14%)

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)         2003          2002      2001     2000
Net asset value, beginning of period                                       $5.47           $5.33         $5.27     $5.09    $5.38
Income from investment operations:
Net investment income (loss)                                                 .07             .18           .20       .23      .23
Net gains (losses) (both realized and unrealized)                           (.06)            .19           .06       .18     (.29)
Total from investment operations                                             .01             .37           .26       .41     (.06)
Less distributions:
Dividends from net investment income                                        (.07)           (.18)         (.20)     (.23)    (.23)
Distributions from realized gains                                           (.08)           (.05)           --        --       --
Total distributions                                                         (.15)           (.23)         (.20)     (.23)    (.23)
Net asset value, end of period                                             $5.33           $5.47         $5.33     $5.27    $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $8              $9            $8        $6       $6
Ratio of expenses to average daily net assets(c)                           1.64%(d),(f)    1.63%(f)      1.67%     1.70%    1.64%
Ratio of net investment income (loss) to average daily net assets          2.81%(d)        3.28%         3.82%     4.34%    4.55%
Portfolio turnover rate (excluding short-term securities)                    26%            113%           33%        4%      12%
Total return(h)                                                             .33%(i)        7.18%         5.04%     8.09%    (.92%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
75   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)        2003         2002      2001     2000(b)
Net asset value, beginning of period                                       $5.47          $5.33        $5.27     $5.09    $5.08
Income from investment operations:
Net investment income (loss)                                                 .07            .18          .20       .22       --
Net gains (losses) (both realized and unrealized)                           (.06)           .19          .06       .18      .01
Total from investment operations                                             .01            .37          .26       .40      .01
Less distributions:
Dividends from net investment income                                        (.07)          (.18)        (.20)     (.22)      --
Distributions from realized gains                                           (.08)          (.05)          --        --       --
Total distributions                                                         (.15)          (.23)        (.20)     (.22)      --
Net asset value, end of period                                             $5.33          $5.47        $5.33     $5.27    $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2             $2           $1       $--      $--
Ratio of expenses to average daily net assets(c)                           1.64%(d),(g)   1.63%(g)     1.66%     1.70%    1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.81%(d)       3.27%        3.80%     4.36%    4.23%(d)
Portfolio turnover rate (excluding short-term securities)                    26%           113%          33%        4%      12%
Total return(h)                                                             .33%(i)       7.18%        5.05%     8.02%     .20%(i)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.92% for the six months ended Dec. 31, 2003 and 0.93% for the year ended June 30, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.68% for the six months ended Dec. 31, 2003 and 1.69% for the year ended June 30, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% for the six months ended Dec. 31, 2003 and 1.69% for the year ended June 30, 2003.

(h)  Total return does not reflect payment of a sales charge.

(i)  Not annualized.

(j)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
76   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)     2003       2002      2001     2000
Net asset value, beginning of period                                       $5.37       $5.20      $5.14     $5.00    $5.26
Income from investment operations:
Net investment income (loss)                                                 .10         .22        .25       .28      .29
Net gains (losses) (both realized and unrealized)                           (.04)        .17        .06       .14     (.27)
Total from investment operations                                             .06         .39        .31       .42      .02
Less distributions:
Dividends from net investment income                                        (.09)       (.22)      (.25)     (.28)    (.28)
Net asset value, end of period                                             $5.34       $5.37      $5.20     $5.14    $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                     $376        $393       $375      $357     $340
Ratio of expenses to average daily net assets(c)                            .84%(d)     .84%       .83%      .84%     .82%
Ratio of net investment income (loss) to average daily net assets          3.74%(d)    4.26%      4.82%     5.45%    5.68%
Portfolio turnover rate (excluding short-term securities)                    18%         73%        36%        4%      18%
Total return(e)                                                            1.26%(f)    7.78%      6.15%     8.53%     .60%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)     2003       2002      2001     2000
Net asset value, beginning of period                                       $5.37       $5.20      $5.14     $5.00    $5.26
Income from investment operations:
Net investment income (loss)                                                 .08         .18        .21       .24      .25
Net gains (losses) (both realized and unrealized)                           (.03)        .17        .06       .14     (.26)
Total from investment operations                                             .05         .35        .27       .38     (.01)
Less distributions:
Dividends from net investment income                                        (.08)       (.18)      (.21)     (.24)    (.25)
Net asset value, end of period                                             $5.34       $5.37      $5.20     $5.14    $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $65         $68        $64       $53      $44
Ratio of expenses to average daily net assets(c)                           1.59%(d)    1.59%      1.59%     1.60%    1.58%
Ratio of net investment income (loss) to average daily net assets          2.98%(d)    3.48%      4.02%     4.70%    4.94%
Portfolio turnover rate (excluding short-term securities)                    18%         73%        36%        4%      18%
Total return(e)                                                             .88%(f)    6.97%      5.36%     7.72%    (.16%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
77   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)     2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $5.37       $5.20      $5.14     $5.00    $4.99
Income from investment operations:
Net investment income (loss)                                                 .08         .18        .21       .24       --
Net gains (losses) (both realized and unrealized)                           (.04)        .17        .06       .14      .01
Total from investment operations                                             .04         .35        .27       .38      .01
Less distributions:
Dividends from net investment income                                        (.07)       (.18)      (.21)     (.24)      --
Net asset value, end of period                                             $5.34       $5.37      $5.20     $5.14    $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $10          $9         $5        $2      $--
Ratio of expenses to average daily net assets(c)                           1.60%(d)    1.60%      1.59%     1.59%    1.58%(d)
Ratio of net investment income (loss) to average daily net assets          2.97%(d)    3.44%      4.04%     4.74%    4.94%(d)
Portfolio turnover rate (excluding short-term securities)                    18%         73%        36%        4%      18%
Total return(e)                                                             .87%(f)    6.96%      5.36%     7.75%     .20%(f)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
78   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000
Net asset value, beginning of period                                       $5.36         $5.16      $5.12     $4.92    $5.15
Income from investment operations:
Net investment income (loss)                                                 .09           .20        .22       .25      .27
Net gains (losses) (both realized and unrealized)                           (.05)          .22        .04       .20     (.23)
Total from investment operations                                             .04           .42        .26       .45      .04
Less distributions:
Dividends from net investment income                                        (.09)         (.20)      (.22)     (.25)    (.27)
Distributions from realized gains                                           (.11)         (.02)        --        --       --
Total distributions                                                         (.20)         (.22)      (.22)     (.25)    (.27)
Net asset value, end of period                                             $5.20         $5.36      $5.16     $5.12    $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $86           $97        $92       $88      $85
Ratio of expenses to average daily net assets(c)                            .88%(d),(e)   .88%(e)    .90%      .91%     .88%
Ratio of net investment income (loss) to average daily net assets          3.45%(d)      3.88%      4.38%     4.90%    5.27%
Portfolio turnover rate (excluding short-term securities)                    15%           91%        44%       13%      11%
Total return(h)                                                             .82%(i)      8.43%      5.26%     9.28%     .77%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000
Net asset value, beginning of period                                       $5.36         $5.16      $5.12     $4.92    $5.15
Income from investment operations:
Net investment income (loss)                                                 .07           .16        .19       .21      .23
Net gains (losses) (both realized and unrealized)                           (.05)          .22        .04       .20     (.23)
Total from investment operations                                             .02           .38        .23       .41       --
Less distributions:
Dividends from net investment income                                        (.07)         (.16)      (.19)     (.21)    (.23)
Distributions from realized gains                                           (.11)         (.02)        --        --       --
Total distributions                                                         (.18)         (.18)      (.19)     (.21)    (.23)
Net asset value, end of period                                             $5.20         $5.36      $5.16     $5.12    $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $17           $18        $18       $16      $13
Ratio of expenses to average daily net assets(c)                           1.63%(d),(f)  1.63%(f)   1.65%     1.66%    1.63%
Ratio of net investment income (loss) to average daily net assets          2.70%(d)      3.13%      3.60%     4.14%    4.54%
Portfolio turnover rate (excluding short-term securities)                    15%           91%        44%       13%      11%
Total return(h)                                                             .43%(i)      7.61%      4.48%     8.47%     .01%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
79   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $5.36         $5.16      $5.11     $4.92    $4.91
Income from investment operations:
Net investment income (loss)                                                 .07           .16        .19       .21       --
Net gains (losses) (both realized and unrealized)                           (.05)          .22        .05       .19      .01
Total from investment operations                                             .02           .38        .24       .40      .01
Less distributions:
Dividends from net investment income                                        (.07)         (.16)      (.19)     (.21)      --
Distributions from realized gains                                           (.11)         (.02)        --        --       --
Total distributions                                                         (.18)         (.18)      (.19)     (.21)      --
Net asset value, end of period                                             $5.20         $5.36      $5.16     $5.11    $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2            $2         $1       $--      $--
Ratio of expenses to average daily net assets(c)                           1.64%(d),(g)  1.64%(g)   1.66%     1.66%    1.63%(d)
Ratio of net investment income (loss) to average daily net assets          2.69%(d)      3.07%      3.69%     4.09%    4.54%(d)
Portfolio turnover rate (excluding short-term securities)                    15%           91%        44%       13%      11%
Total return(h)                                                             .43%(i)      7.60%      4.68%     8.26%     .20%(i)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.92% for the six months ended Dec. 31, 2003 and 0.90% for the year ended June 30, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.67% for the six months ended Dec. 31, 2003 and 1.66% for the year ended June 30, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.68% for the six months ended Dec. 31, 2003 and 1.66% for the year ended June 30, 2003.
(h)  Total return does not reflect payment of a sales charge.

(i)  Not annualized.

(j)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
80   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000
Net asset value, beginning of period                                       $5.43         $5.35      $5.27     $5.13    $5.36
Income from investment operations:
Net investment income (loss)                                                 .08           .18        .22       .27      .27
Net gains (losses) (both realized and unrealized)                           (.05)          .19        .08       .14     (.23)
Total from investment operations                                             .03           .37        .30       .41      .04
Less distributions:
Dividends from net investment income                                        (.08)         (.18)      (.22)     (.27)    (.27)
Distributions from realized gains                                           (.07)         (.11)        --        --       --
Total distributions                                                         (.15)         (.29)      (.22)     (.27)    (.27)
Net asset value, end of period                                             $5.31         $5.43      $5.35     $5.27    $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $62           $67        $69       $67      $60
Ratio of expenses to average daily net assets(c)                            .88%(d),(e)   .88%(e)    .91%      .93%     .88%
Ratio of net investment income (loss) to average daily net assets          3.16%(d)      3.40%      4.22%     4.98%    5.31%
Portfolio turnover rate (excluding short-term securities)                    11%          194%        33%        3%      13%
Total return(h)                                                             .65%(i)      7.08%      5.87%     7.95%     .91%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000
Net asset value, beginning of period                                       $5.43         $5.34      $5.27     $5.13    $5.36
Income from investment operations:
Net investment income (loss)                                                 .06           .14        .18       .23      .23
Net gains (losses) (both realized and unrealized)                           (.05)          .20        .07       .14     (.23)
Total from investment operations                                             .01           .34        .25       .37       --
Less distributions:
Dividends from net investment income                                        (.06)         (.14)      (.18)     (.23)    (.23)
Distributions from realized gains                                           (.07)         (.11)        --        --       --
Total distributions                                                         (.13)         (.25)      (.18)     (.23)    (.23)
Net asset value, end of period                                             $5.31         $5.43      $5.34     $5.27    $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $12           $13        $12        $8       $7
Ratio of expenses to average daily net assets(c)                           1.63%(d),(f)  1.63%(f)   1.66%     1.68%    1.64%
Ratio of net investment income (loss) to average daily net assets          2.40%(d)      2.62%      3.46%     4.23%    4.55%
Portfolio turnover rate (excluding short-term securities)                    11%          194%        33%        3%      13%
Total return(h)                                                             .26%(i)      6.47%      4.89%     7.15%     .14%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
81   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(j)       2003       2002      2001     2000(b)
Net asset value, beginning of period                                       $5.43         $5.35      $5.28     $5.13    $5.12
Income from investment operations:
Net investment income (loss)                                                 .06           .14        .18       .22       --
Net gains (losses) (both realized and unrealized)                           (.05)          .19        .07       .15      .01
Total from investment operations                                             .01           .33        .25       .37      .01
Less distributions:
Dividends from net investment income                                        (.06)         (.14)      (.18)     (.22)      --
Distributions from realized gains                                           (.07)         (.11)        --        --       --
Total distributions                                                         (.13)         (.25)      (.18)     (.22)      --
Net asset value, end of period                                             $5.31         $5.43      $5.35     $5.28    $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                       $3            $3         $1        $1      $--
Ratio of expenses to average daily net assets(c)                           1.64%(d),(g)  1.63%(g)   1.66%     1.68%     1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.40%(d)      2.54%      3.45%     4.26%    4.55%(d)
Portfolio turnover rate (excluding short-term securities)                    11%          194%        33%        3%      13%
Total return(h)                                                             .26%(i)      6.26%      4.89%     7.27%     .20%(i)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% for the six months ended Dec. 31, 2003 and 0.92% the year ended June 30, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% for the six months ended Dec. 31, 2003 and 1.68% for the year ended June 30, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% for the six months ended Dec. 31, 2003 and 1.68% for the year ended June 30, 2003.

(h)  Total return does not reflect payment of a sales charge.

(i)  Not annualized.

(j)  Six months ended Dec. 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
82   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
83   --   AXP STATE TAX-EXEMPT FUNDS   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Insured
      Tax-Exempt
          Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Dec. 31, 2003

AXP Insured Tax-Exempt Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

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(logo)                                                               (logo)
American                                                             AMERICAN
  Express(R)                                                          EXPRESS(R)
 Funds
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

Table of Contents

Fund Snapshot                                                  3

Questions & Answers
   with Portfolio Management                                   4

Investments in Securities                                      9

Financial Statements                                          19

Notes to Financial Statements                                 22

Proxy Voting                                                  29

(logo)  Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Fund Snapshot
        AS OF DEC. 31, 2003

PORTFOLIO MANAGER

Portfolio manager                                    Terry Fettig, CFA*
Since                                                              7/03
Years in industry                                                    26

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For investors seeking preservation of capital and a high level of income generally exempt from federal income tax.

Inception dates
A: 8/18/86      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: IINSX        B: IINBX        C: --           Y: --

Total net assets                                         $462.9 million

Number of holdings                                                  145

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
        X      X    HIGH
                    MEDIUM
                    LOW

TOP TEN STATES

Percentage of portfolio assets

California                                                         15.1%
Texas                                                               9.4
New York                                                            7.4
Illinois                                                            5.9
Florida                                                             5.5
Washington                                                          4.7
Alabama                                                             4.6
Pennsylvania                                                        3.9
Missouri                                                            3.7
Ohio                                                                3.4

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Credit Quality Summary

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              98.1%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Terry Fettig discusses AXP Insured Tax-Exempt Fund's results and positioning for the first half of the current fiscal year.

Q: How did AXP Insured Tax-Exempt Fund perform for the six-month period ended Dec. 31, 2003?

A: AXP Insured Tax-Exempt Fund's Class A shares (excluding sales charge) gained 0.65% for the six months ended Dec. 31, 2003. The Fund lagged the Lehman Brothers Municipal Insured Bond Index, which rose 1.26%. The Fund also underperformed the Lehman Brothers Municipal Bond Index, which increased 1.45%, and the Lipper Insured Municipal Debt Funds Index, representing the Fund's peer group, which rose 1.24% over the same period.

     On the positive side, laddering the portfolio and moving toward a neutral duration helped the Fund. However, the Fund's duration was long in comparison to its peers in July, and this hurt performance. Rather than rely on interest rate predictions, we moved to a neutral duration to the Lehman Brothers Municipal Insured Bond Index. By moving to a neutral duration we are trying to reduce some of the volatility associated with interest rate movements. We strive to surpass benchmark returns through security selection, not the duration of portfolio holdings because we believe it will deliver less volatility.

(bar chart)

                              PERFORMANCE COMPARISON
                   For the six-month period ended Dec. 31, 2003

1.5%                                     (bar 3)
                          (bar 2)        +1.45%           (bar 3)
1.2%                      +1.26%                          +1.24%

0.9%         (bar 1)
             +0.65%
0.6%

0.3%

0.0%

(bar 1) AXP Insured Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Municipal Insured Bond Index
(bar 3) Lehman Brothers Municipal Bond Index
(bar 4) Lipper Insured Municipal Debt Funds Index

(1) Lehman Brothers Municipal Insured Bond Index is a total return benchmark designed for long-term municipal assets. The index includes insured bonds that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one year or greater, and have been issued after Dec. 31, 1990. The index results assume the reinvestment of all capital gain and dividend distributions. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Insured Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Questions & Answers

(begin callout quote)> Tax-exempt bonds experienced a strong semiannual period, significantly outperforming the taxable bond market.(end callout quote)

Q:   What factors most significantly affected performance since June?

A: Tax-exempt bonds experienced a strong semiannual period, significantly outperforming the taxable bond market. The Lehman Brothers Municipal Bond Index gained 1.45% for the six months compared to the taxable Lehman Brothers Aggregate Bond Index's* 0.17% return. Still, the semiannual period encompassed significant volatility within all fixed-income sectors, including municipal bonds.

* The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. We have included this index in our portfolio management Q&A because the index measures taxable bonds.

AVERAGE ANNUAL TOTAL RETURNS

                             Class A                Class B                      Class C                  Class Y
(Inception dates)           (8/18/86)              (3/20/95)                    (6/26/00)                (3/20/95)
                        NAV(1)     POP(2)     NAV(1)    After CDSC(3)     NAV(1)    After CDSC(4)    NAV(5)     POP(5)
as of Dec. 31, 2003
6 months*               +0.65%     -4.12%     +0.09%       -4.79%         +0.09%       -0.89%        +0.76%     +0.76%
1 year                  +4.11%     -0.84%     +3.33%       -0.65%         +3.32%       +3.32%        +4.52%     +4.52%
5 years                 +4.71%     +3.70%     +3.93%       +3.76%           N/A          N/A         +4.96%     +4.96%
10 years                +4.84%     +4.33%       N/A          N/A            N/A          N/A           N/A        N/A
Since inception           N/A        N/A      +4.70%       +4.70%         +5.86%       +5.86%        +5.68%     +5.68%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Questions & Answers

     In July 2003, the Lehman Brothers Municipal Bond Index declined more in one month than it had in nine years, remained flat in August, and in September, moved up sharply. The Index declined in October but rebounded into positive territory in November and December.

     Concerns about credit quality in several states and municipalities, widespread state budget deficits and the ripple effect of a rising equity market dominated. However, an improving U.S. economy helped boost investor sentiment toward municipal bonds by the end of 2003, and the asset class maintained a high credit quality overall.

     Supply of municipal bonds for the semiannual period was lower than during the first half of the calendar year, primarily due to a reduction in municipal refunding of existing debt after rates began to move higher in July. Still, for the year 2003, the supply of municipal bonds surpassed the $358 billion record set in 2002 with a new record of approximately $383 billion of issuance. Demand for municipal bonds during the period remained strong, particularly from institutional investors.

     As of Dec. 31, 2003, the one-year general obligation municipal bond was offering yields of about 92% that of same-duration U.S. Treasuries, and 30-year general obligation municipals were offering yields of approximately 92% that of long-term U.S. Treasury bonds. This made municipal bonds very attractive for investors seeking diversification.

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6   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Questions & Answers

Q: What changes did you make to the portfolio and how is it currently positioned?

A: During the semiannual period, we continued the process of moving from a concentration in intermediate-term bonds to a laddered structure that more closely mirrored the Lehman Brothers Municipal Insured Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. This move was made in an effort both to reduce the volatility and risks associated with interest rate movements and to produce more consistent returns.

     We continued to diversify the Fund's holdings by sector and among insurers as well as by coupon, maturity and type of obligation to further help manage risk. We also diversified by geography, with assets allocated across various states, cities, counties and special districts.

     We avoided purchasing any bonds subject to the alternative minimum tax
     (AMT) and opportunistically sought to reduce existing holdings in AMT-subject bonds, a significant advantage to many of the Fund's investors.

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7   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   How do you intend to manage the Fund in the coming months?

A: We expect the U.S. economy to continue to improve. We believe inflation will remain subdued and that interest rates will stay relatively low for some time but will begin to trend higher during 2004. We believe several states have taken the hard steps necessary to put their budgets back on track, including raising taxes, increasing user fees and cutting programs. This fiscal policy, along with a strengthening U.S. economy, will likely take some time before being reflected in municipal credit quality upgrades. However, we do believe the lagged effects of better revenues and stricter spending controls will gradually filter through to improvements in state and local municipal credit.

     We believe municipal bond issuance will likely continue to be strong in 2004, but lower than in 2003 given anticipated higher interest rates and improved municipal budgets. We believe demand will continue to keep up with supply. Finally, while past performance is no guarantee of future results, it is worth noting that tax-exempt bonds historically perform better than taxable bonds in a rising interest rate environment.

     We intend to maintain our focus on seeking higher-quality, insured securities, on diversifying the portfolio using our sector-based management approach and on maintaining the Fund's neutral-to-the-Index duration. Our emphasis continues to be on preservation of capital and a high level of income generally exempt from federal income tax.

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8   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT
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Investments in Securities

AXP Insured Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.1%)
Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Alabama (4.5%)

Birmingham
  Unlimited General Obligation Refunding
  Bonds Series 2003A (AMBAC Insured)
   06-01-13          5.25%                  $1,755,000             $2,004,579
Hoover
  Unlimited General Obligation Refunding
  Bonds Series 2003 (MBIA Insured)
   03-01-20          5.00                    5,000,000              5,290,950
Jefferson County Sewer
  Refunding Revenue Bonds
  Series 2003B (FSA Insured)
   02-01-16          5.25                    4,080,000              4,429,615
State Public School & College Authority
  Capital Improvement Revenue Bonds
  Series 1999D (FSA Insured)
   08-01-18          5.50                    5,000,000              5,552,100
University of Alabama
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   06-01-07          5.00                    3,415,000              3,746,801
Total                                                              21,024,045

Alaska (1.1%)

North Slope Borough
  Capital Appreciation
  Unlimited General Obligation Bonds
  Zero Coupon Series 1995A
  (MBIA Insured)
     06-30-06        5.61                    5,300,000(b)           5,035,742

Arizona (2.2%)

Health Facilities Authority Hospital System
  Refunding Revenue Bonds Phoenix Baptist
  Hospital Escrowed to Maturity Series 1992
  (MBIA Insured)
   09-01-11          6.25                    1,280,000              1,349,862
Mesa Municipal Development Excise Tax
  Refunding Revenue Bonds
  Series 2001 (FSA Insured)
   01-01-05          4.00                    1,000,000              1,028,360
State Tourism & Sports Authority Tax
  Revenue Bonds
  Multipurpose Stadium Facilities
  Series 2003A (MBIA Insured)
   07-01-31          5.00                    4,000,000              4,095,200
Tempe Union High School District #213
  Unlimited General Obligation
  Refunding Bonds Series 2002
  (FSA Insured)
   07-01-06          5.00                    3,500,000              3,776,430
Total                                                              10,249,852

Arkansas (0.1%)

State Development Finance Authority
  Economic Development Revenue Bonds
  ADFA Guaranty Madison Industrial
  Development Series 2000B
  (AMBAC Insured) A.M.T.
     12-01-20        5.80                      500,000                543,860

California (15.1%)

Cerritos Public Financing Authority
  Refunding Tax Allocation Bonds
  Series 2002A (AMBAC Insured)
   11-01-24          5.00                    2,340,000              2,446,681
Delta Counties Home Mortgage
  Finance Authority Revenue Bonds
  Single Family Housing Series 1998A
  (MBIA/GNMA/FNMA Insured) A.M.T.
   06-01-24          6.70                      245,000                253,935

See accompanying notes to investments in securities.

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9   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

California (cont.)

Desert Sands Unified School District
  Convertible Capital Appreciation
  Pre-refunded Bonds
  Series 1995 (FSA Insured)
   03-01-20          6.45%                  $2,825,000             $3,027,327
Fontana Unified School District
  Unlimited General Obligation Bonds
  Series 1995C (FGIC Insured)
   05-01-20          6.15                    6,000,000              6,793,380
Fremont Unified School District
  Alameda County Unlimited General
  Obligation Bonds Series 2002A
  (FGIC Insured)
   08-01-21          5.00                    5,000,000              5,261,800
Port of Oakland
  Refunding Revenue Bonds
  Series 2002N (MBIA Insured) A.M.T.
   11-01-22          5.00                    4,250,000              4,369,638
Port of Oakland
  Revenue Bonds
  Series 2002L (FGIC Insured) A.M.T.
   11-01-22          5.00                    6,000,000              6,168,900
Riverside Electric Refunding Revenue Bonds
  Series 2003 (FSA Insured)
   10-01-11          4.00                    1,950,000              2,072,909
Rural Home Mortgage Finance
  Authority Refunding Revenue Bonds
  Single Family Housinig 2nd Series 1997A
  (GNMA/FNMA Insured) A.M.T.
   09-01-29          7.00                      360,000                371,592
Sacramento Municipal Utility District
  Electric Revenue Bonds
  Series 2003R (MBIA Insured)
   08-15-23          5.00                    2,370,000              2,466,056
San Diego Convention Center
  Expansion Financing Authority
  Revenue Bonds Series 1998A
  (AMBAC Insured)
   04-01-12          5.25                    3,065,000              3,400,066
San Diego Unified School District
  Capital Appreciation
  Unlimited General Obligation Bonds
  Series 2002D (FGIC Insured)
   07-01-21          5.25                    2,000,000              2,151,240
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Series 2002 (MBIA Insured)
   08-01-32          5.00                    5,000,000              5,088,200
State Department of Water Resources
  Power Supply Revenue Bonds
  Series 2002A (MBIA Insured)
   05-01-09          5.25                    8,000,000              9,057,840
State Unlimited General Obligation Bonds
  Series 1997 (AMBAC Insured)
   10-01-18          5.00                    2,500,000              2,633,200
State Unlimited General Obligation
  Refunding Bonds Series 2003
  (MBIA Insured)
   02-01-27          5.25                   10,000,000             10,449,599
Sweetwater Union High School District
  Certificates of Participation
  Series 2002 (FSA Insured)
   09-01-21          5.00                    3,255,000              3,440,991
Total                                                              69,453,354

Colorado (2.1%)

Boulder, Larimer & Weld Counties
  St. Vrain Valley School District
  Unlimited General Obligation Refunding
  Bonds Series 2002 (MBIA Insured)
   12-15-10          5.00                    2,000,000              2,238,460
Broomfield Certificates of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC Insured)
   12-01-20          5.50                    1,000,000              1,101,720
Douglas & Elbert Counties School District R-1
  Unlimited General Obligation Un-refunded
  Balance Bonds Series 1994A (MBIA Insured)
   12-15-16          6.50                       65,000                 68,744
Larimer, Weld & Boulder Counties
  School District R-2J Thompson Unlimited
  General Obligation Capital Appreciation
  Bonds Zero Coupon
  Series 1997 (FGIC Insured)
   12-15-11          5.45                    2,000,000(b)           1,444,920
   12-15-12          5.50                    1,400,000(b)             951,384

See accompanying notes to investments in securities.

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10   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Colorado (cont.)

University of Colorado
  Certificates of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC Insured)
   06-01-23          5.00%                  $3,700,000             $3,841,525
Total                                                               9,646,753

Delaware (0.2%)

State Health Facilities Authority
  Refunding Revenue Bonds
  Medical Center of Delaware
  Series 1989 (MBIA Insured)
     10-01-15        7.00                    1,000,000              1,014,330

District of Columbia (0.6%)

Metropolitan Washington D.C.
  Airport Authority Revenue Bonds
  2nd Series 2001R Inverse Floater
  (MBIA Insured) A.M.T.
     10-01-27        9.66                    2,500,000(g)           2,795,650

Florida (5.4%)

Broward County School Board
  Certificates of Participation
  Series 2003 (MBIA Insured)
   07-01-24          5.00                    3,000,000              3,094,620
Hillsborough County Aviation
  Authority Revenue Bonds
  Tampa International Airport
  Series 2003B (MBIA Insured) A.M.T.
   10-01-19          5.00                    8,280,000              8,652,435
Jacksonville Excise Tax
  Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   10-01-13          5.50                    3,030,000              3,519,678
Leon County School Board
  Certificates of Participation
  Master Lease Program
  (MBIA Insured)
   07-01-17          5.13                    1,960,000              2,087,008
Orange County Tourist Development Tax
  Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   10-01-12          5.50                    3,000,000              3,466,350
State Board of Education
  Revenue Bonds
  Series 2003C (FGIC Insured)
   07-01-16          5.25                    4,000,000              4,373,880
Total                                                              25,193,971

Georgia (3.1%)

Atlanta Airport Facilities
  Refunding Revenue Bonds
  Series 1994A (AMBAC Insured)
   01-01-08          6.50                    2,750,000              3,196,628
Atlanta Airport Revenue Bonds
  Series 2000B (FGIC Insured) A.M.T.
   01-01-08          5.63                    3,190,000              3,540,357
Cherokee County Water & Sewer Authority
  Revenue Bonds Series 1995
  Escrowed to Maturity (MBIA Insured)
   08-01-25          5.20                      555,000                616,427
Cherokee County Water & Sewer Authority
  Un-refunded Balance Revenue Bonds
  Series 1995 (MBIA Insured)
   08-01-25          5.20                    2,665,000              2,929,075
Fulton County Water & Sewer
  Refunding Revenue Bonds
  Series 1992 Escrowed to Maturity
  (FGIC Insured)
   01-01-14          6.38                    3,125,000              3,787,812
Fulton County Water & Sewer
  Un-refunded Balance Refunding Revenue
  Bonds Series 1992 (FGIC Insured)
   01-01-14          6.38                      125,000                151,098
Total                                                              14,221,397

Hawaii (1.0%)

State Airports Systems
  Refunding Revenue Bonds
  Series 2000B (FGIC Insured) A.M.T.
   07-01-20          6.00                    2,000,000              2,255,380
State Unlimited General Obligation Bonds
  Series 2001CV (FGIC Insured)
   08-01-11          5.50                    2,000,000              2,316,180
Total                                                               4,571,560

See accompanying notes to investments in securities.

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11   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Illinois (5.5%)

Cook County Unlimited
  General Obligation Refunding
  Bonds Series 2001A (FGIC Insured)
   11-15-29          5.25%                  $3,310,000             $3,428,233
Lake County Community High School
  District #127 Capital Appreciation
  Unlimited General Obligation Bonds
  Grayslake Zero Coupon Series 2002B
  (FGIC Insured)
   02-01-16          5.32                    4,000,000(b)           2,316,240
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA Insured)
   06-15-42          5.25                    9,325,000              9,707,698
Southern Illinois University Housing
  & Auxiliary Capital Appreciation
  Revenue Bonds Zero Coupon
  Series 1999A (MBIA Insured)
   04-01-26          5.55                    4,000,000(b)           1,231,520
St. Clair County Public Building Commission
  Capital Appreciation Revenue Bonds
  Zero Coupon Series 1997B (FGIC Insured)
   12-01-14          5.95                    2,000,000(b)           1,261,940
State Unlimited General Obligation Bonds
  1st Series 2001 (FSA Insured)
   05-01-26          5.25                    3,500,000              3,664,220
State Unlimited General Obligation Bonds
  1st Series 2002 (MBIA Insured)
   07-01-10          5.38                    1,500,000              1,714,290
University of Illinois
  Certificates of Participation
  Series 2001 (AMBAC Insured)
   10-01-05          3.80                    2,000,000              2,079,900
Total                                                              25,404,041

Indiana (1.8%)

Clark-Pleasant Community School Building
  Revenue Bonds 1st Mortgage Lease
  Series 2001 (AMBAC Insured)
   07-15-16          5.50                    1,000,000              1,124,210
Health Facility Financing Authority
  Refunding Revenue Bonds
  Columbus Regional Hospital
  Series 1993 (FSA Insured)
   08-15-15          7.00                    5,000,000              6,316,850
Indiana University
  Revenue Bonds
  Series 2003O (FGIC Insured)
  08-01-22           5.00                    1,000,000              1,041,200
Total                                                               8,482,260

Kansas (0.2%)

Sedgwick & Shawnee Counties
  Single Family Housing
  Revenue Bonds
  Series 1997A (GNMA Insured) A.M.T.
     06-01-29        6.95                      895,000                955,797

Kentucky (0.3%)

State Turnpike Authority
  Economic Development Road
  Refunding Revenue Bonds
  Revitalization Project Series 2001A
  (AMBAC Insured)
     07-01-13        5.50                    1,275,000              1,482,213

Louisiana (1.2%)

Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   11-01-12          5.00                    2,180,000              2,451,650
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003B (AMBAC Insured)
   11-01-11          5.00                    2,800,000              3,156,580
Total                                                               5,608,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Maine (0.8%)

State Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC Insured)
     07-01-26        5.00%                  $3,750,000             $3,856,650

Massachusetts (2.4%)

Boston City Hospital Special Obligation Refunding
  Revenue Bonds Series 2002
  (MBIA Insured)
   08-01-18          5.00                    2,000,000              2,124,920
Fall River Limited General Obligation Bonds
  Series 2003 (FSA Insured)
   02-01-16          5.25                    2,140,000              2,388,647
State Unlimited General Obligation
  Refunding Bonds 2nd Series 2002R
  Inverse Floater (FGIC Insured)
   11-01-15          9.81                    5,000,000(g)           6,603,900
Total                                                              11,117,467

Michigan (1.8%)

Detroit Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA Insured)
   04-01-15          5.38                    1,940,000              2,176,525
Detroit Water Supply Systems
  Senior Lien Revenue Bonds
  Series 2003A (MBIA Insured)
   07-01-21          5.00                    1,350,000              1,419,134
Jackson Public Schools
  Unlimited General Obligation Bonds
  Series 1999 (FGIC Insured)
   05-01-22          5.38                    1,000,000              1,062,740
Lincoln Park School District
  Pre-refunded Unlimited General Obligation
  Bonds Series 1996 (FGIC Insured)
   05-01-26          5.90                    1,500,000              1,664,355
Western Township Utilities Authority
  Sewer Disposal Systems
  Limited General Obligation Bonds
  Series 2002 (FGIC Insured)
   01-01-10          5.00                    2,000,000              2,238,439
Total                                                               8,561,193

Mississippi (0.2%)

State Home Single Family Housing
  Refunding Revenue Bonds Series 1997H
  (GNMA/FNMA Insured) A.M.T.
     12-01-29        6.70                    1,005,000              1,080,656

Missouri (3.1%)

Bi-State Development Agency
  Revenue Bonds
  Metrolink Cross County Project
  Series 2002B (FSA Insured)
   10-01-32          5.00                    6,500,000              6,683,365
Sikeston Electric System
  Refunding Revenue Bonds
  Series 1992 (MBIA Insured)
   06-01-10          6.20                    6,370,000              7,582,147
Total                                                              14,265,512

Montana (1.2%)

State Board of Investment Refunded Balance
  Payroll Tax Revenue Bonds
  Series 1991 Escrowed to Maturity
  (MBIA Insured)
     06-01-20        6.88                    4,750,000              5,471,240

Nebraska (0.8%)

State Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA Insured)
     01-01-14        5.25                    3,500,000              3,838,695

Nevada (1.4%)

Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA Insured)
   07-01-07          5.00                    2,820,000              3,077,607
   07-01-08          5.00                    2,965,000              3,259,454
Total                                                               6,337,061

New Mexico (0.2%)

State Highway Commission Sub Lien Tax
  Refunding Revenue Bonds Series 2002B
  (AMBAC Insured)
     06-15-05        5.00                    1,000,000              1,052,810

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

New York (7.4%)

Buffalo School Unlimited
  General Obligation Bonds
  Series 2001D (FGIC Insured)
   12-15-05          5.00%                    $940,000             $1,004,775
Metropolitan Transportation Authority
  Dedicated Tax Fund
  Refunding Revenue Bonds
  Series 2002A (FSA Insured)
   11-15-25          5.25                    4,000,000              4,223,920
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   11-15-19          5.50                    3,000,000              3,340,830
New York City Health & Hospital Systems
  Revenue Bonds Series 2002A
  (FSA Insured)
   02-15-17          5.50                    3,000,000              3,335,880
   02-15-18          5.50                    2,150,000              2,374,933
   02-15-19          5.50                    1,250,000              1,386,275
New York City Transitional Finance Authority
  Tax Revenue Bonds Series 2002C
  (FSA Insured)
   08-01-10          5.25                    1,000,000              1,136,450
State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd General Resolution
  2nd Series 1994 (MBIA Insured)
   07-01-19          6.25                    2,500,000              2,563,475
State Dormitory Authority
  School District Financing Program
  Revenue Bonds
  Series 2002D (MBIA Insured)
   10-01-10          5.00                    2,000,000              2,248,820
State Thruway Authority
  General Highway & Bridge Trust Fund
  Revenue Bonds
  Series 2003A (MBIA Insured)
   04-01-13          5.25                    6,000,000              6,829,980
State Thruway Authority
  Highway & Bridge Trust Fund
  Refunding Revenue Bonds Series 2002C
  (AMBAC Insured)
   04-01-14          5.50                    5,000,000              5,680,650
Total                                                              34,125,988

North Carolina (1.1%)

Capital Facilities Finance Agency
  Educational Facilities Revenue Bonds
  Johnson & Wales University
  Series 2003A (XLCA Insured)
   04-01-11          5.00                    1,120,000              1,250,917
Concord Certificates of Participation
  Series 1996B (MBIA Insured)
   06-01-16          5.75                    1,480,000              1,636,643
Kannapolis Water & Sewer
  Revenue Bonds Series 2001B
  (FSA Insured) A.M.T.
   02-01-21          5.25                    1,000,000              1,067,890
Piedmont Triad Airport Authority
  Refunding Revenue Bonds Series 1999B
  (FSA Insured) A.M.T.
   07-01-21          6.00                    1,000,000              1,122,830
Total                                                               5,078,280

Ohio (3.4%)

Kettering City School District
  School Improvement Unlimited General
  Obligation Refunding Bonds Series 2003
  (FGIC Insured)
   12-01-30          5.00                    5,000,000              5,155,200
Lakewood City School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA Insured)
   12-01-23          4.50                    1,000,000              1,005,870
Ross Township Local School District
  School Improvement Unlimited
  General Obligation Bonds Series 2003
  (FSA Insured)
   12-01-28          5.00                    4,755,000              4,910,251
West Muskingum Local School District
  School Facilities Construction
  & Improvement Unlimited General
  Obligation Bonds Series 2003
  (FGIC Insured)
   12-01-30          5.00                    4,325,000              4,459,248
Total                                                              15,530,569

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Oklahoma (0.6%)

McAlester Public Works Authority
  Improvement Pre-refunded Revenue Bonds
  Series 1995 (FSA Insured)
   12-01-17          5.25%                  $1,470,000             $1,694,484
   12-01-18          5.25                    1,000,000              1,152,710
Total                                                               2,847,194

Oregon (0.6%)

State Department of Administrative Services
  Lottery Revenue Bonds
  Series 2003A (FSA Insured)
     04-01-18        5.00                    2,460,000              2,651,486

Pennsylvania (3.8%)

Allegheny County Unlimited General
  Obligation Refunding Bonds
  Series 2003C (FSA Insured)
   10-01-09          5.00                    3,000,000              3,365,610
Berks County Unlimited
  General Obligation Refunding
  Bonds Series 2002B
  (AMBAC Insured)
   11-15-07          5.60                    1,925,000              2,174,153
Harrisburg Authority Pooled Bonds
  Pre-refunded Revenue Bonds
  2nd Series 1997 (MBIA Insured)
   09-15-22          5.63                    2,000,000              2,254,420
Lehigh County Industrial Development
  Authority Pollution Control Refunding
  Revenue Bonds Series 2003
  (AMBAC Insured)
   11-01-08          3.13                    3,000,000              3,093,240
Robinson Township Municipal Authority
  Water & Sewer Revenue Bonds
  Series 1989 Escrowed To Maturity
  (FGIC Insured)
   11-15-19          6.00                    1,290,000              1,542,724
State Unlimited General Obligation Bonds
  1st Series 1999 (MBIA Insured)
   06-01-19          5.00                    5,000,000              5,306,550
Total                                                              17,736,697

Puerto Rico (2.6%)

Puerto Rico Electric Power Authority
  Refunding Revenue Bonds
  Series 2002 Inverse Floater
  (MBIA Insured)
   07-01-17          9.81                    7,500,000(c,g)        10,048,650
Puerto Rico Municipal Finance
  Agency Revenue Bonds
  Series 2000A (FSA Insured)
   08-01-10          4.50                    2,000,000(c)           2,196,420
Total                                                              12,245,070

Rhode Island (0.4%)

State Health & Educational Building
  Refunding Revenue Bonds
  Higher Education - Johnson & Wales
  Series 2003 (XLCA Insured)
     04-01-11        5.00                    1,865,000              2,081,732

South Carolina (1.8%)

Piedmont Municipal Power Agency
  Electric Refunding Revenue Bonds
  Series 1991 (FGIC Insured)
   01-01-21          6.25                    1,000,000              1,217,100
State Transportation Infrastructure
  Junior Lien Revenue Bonds
  Series 2001B (AMBAC Insured)
   10-01-31          5.25                    2,500,000              2,624,725
State Transportation Infrastructure
  Revenue Bonds Series 1999A
  (AMBAC Insured)
   10-01-14          5.50                    4,000,000              4,549,640
Total                                                               8,391,465

Tennessee (2.0%)

Knox County Health Educational &
  Housing Facilities Board
  Refunding Revenue Bonds
  Series 2002C (MBIA Insured)
   01-01-07          5.00                    3,780,000              4,102,547
   01-01-08          5.00                    4,595,000              5,052,065
Total                                                               9,154,612

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Texas (8.6%)

Austin Airport System
  Prior Lien Revenue Bonds
  Series 1995A (MBIA Insured)
  A.M.T.
   11-15-25          6.13%                  $3,000,000             $3,249,990
Austin Utilities System
  Un-refunded Balance Revenue Bonds
  Series 1994 (FGIC Insured)
   05-15-24          5.75                    5,895,000              6,093,308
Bexar County Health Facilities Development
  Pre-refunded Revenue Bonds
  Baptist Memorial Hospital System
  Series 1994 (MBIA Insured)
   08-15-19          6.75                    5,000,000              5,273,250
Bryan Waterworks & Sewer
  Refunding Revenue Bonds
  Series 2001 (FSA Insured)
   07-01-05          5.00                    2,390,000              2,517,913
Corsicana Waterworks & Sewer System
  Refunding Revenue Bonds
  Series 1997A (FGIC Insured)
   08-15-22          5.75                    1,575,000              1,748,801
Dallas-Fort Worth International Airport
  Facilities Revenue Bonds Series 2003A
  (AMBAC Insured) A.M.T.
   11-01-14          5.50                    2,815,000              3,132,053
Fort Bend Independent School District
  Unlimited General Obligation Refunding
  Bonds Series 1999
  Permanent School Fund Guarantee
   02-15-18          5.25                    2,500,000              2,699,800
Raven Hills Higher Education
  Student Housing Educational Facilities
  Revenue Bonds Bobcat Village
  LLC-Southwest Series 2001A
  (AMBAC Insured)
   06-01-17          5.38                    1,460,000              1,598,379
   06-01-18          5.38                    1,535,000              1,671,216
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  Permanent School Fund Guarantee
   02-15-11          4.00                    5,000,000              5,282,000
Socorro Independent School District
  Unlimited General Obligation Refunding
  Bonds Series 2001
  Permanent School Fund Guarantee
   08-15-05          4.00                      670,000                698,040
State Turnpike Authority Dallas North
  Tollway Pre-refunded Revenue Bonds
  Addison Airport Toll Tunnel
  Series 1994 (FGIC Insured)
   01-01-23          6.60                    2,000,000              2,146,940
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA Insured)
   02-15-28          5.13                    3,000,000              3,073,470
Total                                                              39,185,160

Utah (0.4%)

State Building Ownership Authority
  Capital Appreciation Lease
  Revenue Bonds Zero Coupon
  Series 1998B (FSA Insured)
     05-15-05        3.82                    2,000,000(b)           1,962,720

Virginia (1.9%)

Hampton Convention Center
  Revenue Bonds
  Series 2002 (AMBAC Insured)
     01-15-35        5.00                    8,500,000              8,725,420

Washington (4.7%)

Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2003A
  (MBIA Insured)
   07-01-12          5.50                    5,000,000              5,758,150
Port of Seattle
  Sub Lien Revenue Bonds
  Series 1999B (FGIC Insured) A.M.T.
   09-01-10          5.50                    4,420,000              4,990,843
State Limited Motor Vehicle Fuel Tax
  General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2003B (FGIC Insured)
   07-01-12          5.00                    3,500,000              3,888,220
   07-01-13          5.00                    4,000,000              4,447,400

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Name of            Coupon                     Principal            Value(a)
issuer and          rate                       amount
title of
issue(d,e)

Washington (cont.)

Yakima County Limited
  General Obligation Bonds
  Series 2002 (AMBAC Insured)
     12-01-21        5.00%                  $2,425,000             $2,533,543
Total                                                              21,618,156

Wisconsin (0.3%)

Center District State Dedicated
  Senior Lien Tax Capital Appreciation
  Revenue Bonds Zero Coupon
  Series 1996A (MBIA Insured)
     12-15-17        6.03                    2,490,000(b)           1,330,332

Wyoming (0.2%)

State Building Revenue Bonds
  Series 2001 (AMBAC Insured)
     10-01-22        5.50                    1,000,000              1,094,510

Total municipal bonds
(Cost: $426,095,859)                                             $445,023,730

Municipal notes (3.0%)(d,e,f,h)
Issue             Effective                    Amount              Value(a)
                    yield                    payable at
                                              maturity

District of Columbia (1.0%)

Multimodal-Medlantic
  Revenue Bonds
  Medlantic/Helix Parent
  V.R.D.N. Series 1998 (Bank of America)
  FSA Insured
     08-15-38        1.30%                  $4,800,000             $4,800,000

Illinois (0.4%)

State Health Facilities Authority
  Revenue Bonds Resurrection Health Care
  V.R.D.N. Series 1999A (Bank One Illinois)
  FSA Insured
     05-15-29        1.30                    1,800,000              1,800,000

Missouri (0.8%)

State Health & Educational Facilities
  Authority Revenue Bonds Cox Health System
  V.R.D.N. Series 2002
  (Bank of Nova Scotia) AMBAC Insured
     06-01-22        1.35                    2,500,000              2,500,000

Nevada (0.2%)

Clark County Airport
  Revenue Bonds V.R.D.N.
  Series 2001A
  (Landesbank Baden - Wuerttemberg)
  FGIC Insured A.M.T.
     07-01-35        1.24                      800,000                800,000

Texas (0.6%)

Harris County Health Facilities
  Revenue Bonds Texas Children's Hospital V.R.D.N.
  Series 1999B-1 (Morgan Guaranty Trust)
  MBIA Insured
     10-01-29        1.30                    3,800,000              3,800,000

Total municipal notes
(Cost: $13,700,000)                                               $13,700,000

Total investments in securities
(Cost: $439,795,859)(i)                                          $458,723,730

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets as of Dec. 31, 2003.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation

     AMBAC     --  American Municipal Bond Association Corporation

     BIG       --  Bond Investors Guarantee

     CGIC      --  Capital Guaranty Insurance Company

     FGIC      --  Financial Guaranty Insurance Company

     FHA       --  Federal Housing Authority

     FNMA      --  Federal National Mortgage Association

     FHLMC     --  Federal Home Loan Mortgage Corporation

     FSA       --  Financial Security Assurance

     GNMA      --  Government National Mortgage Association

     MBIA      --  MBIA Insurance Corporation

     XLCA      --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2003, the value of securities subject to alternative minimum tax represented
                   9.8% of net assets.

     B.A.N.    --  Bond Anticipation Note

     C.P.      --  Commercial Paper

     R.A.N.    --  Revenue Anticipation Note

     T.A.N.    --  Tax Anticipation Note

     T.R.A.N.  --  Tax & Revenue Anticipation Note

     V.R.D.N.  --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2003. As of Dec. 31, 2003, the value of inverse floaters represented 4.2% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(i) At Dec. 31, 2003, the cost of securities for federal income tax purposes was approximately $439,796,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $19,655,000
     Unrealized depreciation                                       (727,000)
                                                                   --------
     Net unrealized appreciation                                $18,928,000
                                                                -----------

--------------------------------------------------------------------------------
18   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

Dec. 31, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $439,795,859)                                                                      $458,723,730
Cash in bank on demand deposit                                                                               49,080
Capital shares receivable                                                                                   166,136
Accrued interest receivable                                                                               6,533,386
Receivable for investment securities sold                                                                    45,965
                                                                                                             ------
Total assets                                                                                            465,518,297
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           385,692
Capital shares payable                                                                                        6,664
Payable for investment securities purchased                                                               2,188,193
Accrued investment management services fee                                                                    5,696
Accrued distribution fee                                                                                      4,697
Accrued transfer agency fee                                                                                     326
Accrued administrative services fee                                                                             506
Other accrued expenses                                                                                       46,384
                                                                                                             ------
Total liabilities                                                                                         2,638,158
                                                                                                          ---------
Net assets applicable to outstanding shares                                                            $462,880,139
                                                                                                       ============
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                               $    841,373
Additional paid-in capital                                                                              444,941,726
Undistributed net investment income                                                                         254,836
Accumulated net realized gain (loss) (Note 5)                                                            (2,085,667)
Unrealized appreciation (depreciation) on investments                                                    18,927,871
                                                                                                         ----------
Total -- representing net assets applicable to outstanding shares                                      $462,880,139
                                                                                                       ============
Net assets applicable to outstanding shares:         Class A                                           $388,311,549
                                                     Class B                                           $ 65,707,605
                                                     Class C                                           $  8,859,539
                                                     Class Y                                           $      1,446
Outstanding shares of beneficial interest:           Class A shares          70,586,911                $       5.50
                                                     Class B shares          11,942,781                $       5.50
                                                     Class C shares           1,607,368                $       5.51
                                                     Class Y shares                 263                $       5.50
                                                                                    ---                ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Insured Tax-Exempt Fund

Six months ended Dec. 31, 2003 (Unaudited)
Investment income
Income:
Interest                                                                                                $10,709,691
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        1,078,106
Distribution fee
   Class A                                                                                                  504,008
   Class B                                                                                                  335,558
   Class C                                                                                                   44,193
Transfer agency fee                                                                                         111,771
Incremental transfer agency fee
   Class A                                                                                                    9,435
   Class B                                                                                                    3,226
   Class C                                                                                                      621
Administrative services fees and expenses                                                                   100,531
Compensation of board members                                                                                 5,550
Custodian fees                                                                                               19,838
Printing and postage                                                                                         33,620
Registration fees                                                                                            11,181
Audit fees                                                                                                    9,750
Other                                                                                                         1,479
                                                                                                              -----
Total expenses                                                                                            2,268,867
   Earnings credits on cash balances (Note 2)                                                                (2,644)
                                                                                                             ------
Total net expenses                                                                                        2,266,223
                                                                                                          ---------
Investment income (loss) -- net                                                                           8,443,468
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                2,731,476
Net change in unrealized appreciation (depreciation) on investments                                      (9,503,803)
                                                                                                         ----------
Net gain (loss) on investments                                                                           (6,772,327)
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $ 1,671,141
                                                                                                        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Insured Tax-Exempt Fund


                                                                                  Dec. 31, 2003        May 31, 2003
                                                                                Six months ended        Year ended
                                                                                   (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                   $  8,443,468         $ 17,956,467
Net realized gain (loss) on investments                                              2,731,476           22,416,279
Net change in unrealized appreciation (depreciation) on investments                 (9,503,803)          (2,998,094)
                                                                                    ----------           ----------
Net increase (decrease) in net assets resulting from operations                      1,671,141           37,374,652
                                                                                     ---------           ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                        (7,131,900)         (15,546,863)
     Class B                                                                          (933,249)          (2,182,957)
     Class C                                                                          (123,456)            (226,652)
     Class Y                                                                               (27)                 (59)
   Net realized gain
     Class A                                                                        (3,978,507)          (9,927,216)
     Class B                                                                          (673,749)          (1,803,815)
     Class C                                                                           (90,981)            (179,632)
     Class Y                                                                               (15)                 (36)
                                                                                   -----------          -----------
Total distributions                                                                (12,931,884)         (29,867,230)
                                                                                   -----------          -----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                          19,012,687           83,155,324
   Class B shares                                                                    3,305,412           19,960,778
   Class C shares                                                                    1,223,820            5,149,969
Reinvestment of distributions at net asset value
   Class A shares                                                                    8,435,912           19,335,057
   Class B shares                                                                    1,262,610            3,139,918
   Class C shares                                                                      199,224              368,506
Payments for redemptions
   Class A shares                                                                  (55,203,127)         (80,130,771)
   Class B shares (Note 2)                                                          (6,982,396)         (19,624,654)
   Class C shares (Note 2)                                                          (1,796,990)          (2,010,756)
                                                                                    ----------           ----------
Increase (decrease) in net assets from share transactions                          (30,542,848)          29,343,371
                                                                                   -----------           ----------
Total increase (decrease) in net assets                                            (41,803,591)          36,850,793
Net assets at beginning of period                                                  504,683,730          467,832,937
                                                                                   -----------          -----------
Net assets at end of period                                                       $462,880,139         $504,683,730
                                                                                  ============         ============
Undistributed net investment income                                               $    254,836         $         --
                                                                                  ------------         ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

(Unaudited as to Dec. 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
22   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended Dec. 31, 2003.

--------------------------------------------------------------------------------
23   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

As of Dec. 31, 2003, American Express Financial Corporation (AEFC) owned 263 Class Y shares.

2. EXPENSES AND SALES CHARGES

The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
24   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $274,177 for Class A, $35,133 for Class B and $1,736 for Class C for the six months ended Dec. 31, 2003.

During the six months ended Dec. 31, 2003, the Fund's custodian and transfer agency fees were reduced by $2,644 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $57,797,886 and $93,837,936, respectively, for the six months ended Dec. 31, 2003. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
25   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares of the Fund for the periods indicated are as follows:

                                                       Six months ended Dec. 31, 2003
                                              Class A       Class B      Class C     Class Y
Sold                                        3,467,503       601,475      222,421       --
Issued for reinvested distributions         1,537,023       229,939       36,220       --
Redeemed                                  (10,075,112)   (1,278,400)    (327,982)      --
                                          -----------    ----------     --------    -----
Net increase (decrease)                    (5,070,586)     (446,986)     (69,341)      --
                                           ----------      --------      -------    -----

                                                          Year ended June 30, 2003
                                              Class A       Class B      Class C     Class Y
Sold                                       14,879,898     3,563,942      914,343       --
Issued for reinvested distributions         3,492,353       567,729       66,496       --
Redeemed                                  (14,344,781)   (3,493,703)    (359,732)      --
                                          -----------    ----------     --------    -----
Net increase (decrease)                     4,027,470       637,968      621,107       --
                                            ---------       -------      -------    -----

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $4,141,867 as of June 30, 2003 that will expire in 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended Dec 31, 2003.

--------------------------------------------------------------------------------
26   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $5.62     $5.54      $5.48     $5.28     $5.44
Income from investment operations:
Net investment income (loss)                                                 .10       .21        .23       .27       .27
Net gains (losses) (both realized and unrealized)                           (.06)      .22        .06       .20      (.16)
Total from investment operations                                             .04       .43        .29       .47       .11
Less distributions:
Dividends from net investment income                                        (.10)     (.21)      (.23)     (.27)     (.27)
Distributions from realized gains                                           (.06)     (.14)        --        --        --
Total distributions                                                         (.16)     (.35)      (.23)     (.27)     (.27)
Net asset value, end of period                                             $5.50     $5.62      $5.54     $5.48     $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                     $388      $426       $397      $387      $371
Ratio of expenses to average daily net assets(c)                            .83%(d)   .83%       .82%      .82%      .82%
Ratio of net investment income (loss) to average daily net assets          3.64%(d)  3.78%      4.18%     4.88%     5.16%
Portfolio turnover rate (excluding short-term securities)                    13%      141%        32%        4%        9%
Total return(e)                                                             .65%(f)  8.03%      5.37%     8.98%     2.13%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $5.63     $5.54      $5.48     $5.28     $5.44
Income from investment operations:
Net investment income (loss)                                                 .08       .17        .19       .23       .23
Net gains (losses) (both realized and unrealized)                           (.07)      .23        .06       .20      (.16)
Total from investment operations                                             .01       .40        .25       .43       .07
Less distributions:
Dividends from net investment income                                        (.08)     (.17)      (.19)     (.23)     (.23)
Distributions from realized gains                                           (.06)     (.14)        --        --        --
Total distributions                                                         (.14)     (.31)      (.19)     (.23)     (.23)
Net asset value, end of period                                             $5.50     $5.63      $5.54     $5.48     $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                      $66       $70        $65       $56       $51
Ratio of expenses to average daily net assets(c)                           1.58%(d)  1.58%      1.58%     1.58%     1.57%
Ratio of net investment income (loss) to average daily net assets          2.89%(d)  2.99%      3.43%     4.13%     4.41%
Portfolio turnover rate (excluding short-term securities)                    13%      141%        32%        4%        9%
Total return(e)                                                             .09%(f)  7.40%      4.59%     8.17%     1.35%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
27   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001      2000(b)
Net asset value, beginning of period                                       $5.64     $5.55      $5.49     $5.28     $5.27
Income from investment operations:
Net investment income (loss)                                                 .08       .17        .19       .23        --
Net gains (losses) (both realized and unrealized)                           (.07)      .23        .06       .21       .01
Total from investment operations                                             .01       .40        .25       .44       .01
Less distributions:
Dividends from net investment income                                        (.08)     (.17)      (.19)     (.23)       --
Distributions from realized gains                                           (.06)     (.14)        --        --        --
Total distributions                                                         (.14)     (.31)      (.19)     (.23)       --
Net asset value, end of period                                             $5.51     $5.64      $5.55     $5.49     $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                       $9        $9         $6        $2       $--
Ratio of expenses to average daily net assets(c)                           1.59%(d)  1.58%      1.58%     1.58%     1.57%(d)
Ratio of net investment income (loss) to average daily net assets          2.90%(d)  2.98%      3.44%     4.16%     5.22%(d)
Portfolio turnover rate (excluding short-term securities)                    13%      141%        32%        4%        9%
Total return(e)                                                             .09%(f)  7.39%      4.59%     8.40%      .19%(f)

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $5.62     $5.53      $5.47     $5.27     $5.44
Income from investment operations:
Net investment income (loss)                                                 .11       .22        .24       .28       .28
Net gains (losses) (both realized and unrealized)                           (.07)      .23        .06       .20      (.17)
Total from investment operations                                             .04       .45        .30       .48       .11
Less distributions:
Dividends from net investment income                                        (.10)     (.22)      (.24)     (.28)     (.28)
Distributions from realized gains                                           (.06)     (.14)        --        --        --
Total distributions                                                         (.16)     (.36)      (.24)     (.28)     (.28)
Net asset value, end of period                                             $5.50     $5.62      $5.53     $5.47     $5.27

Ratios/supplemental data
Net assets, end of period (in millions)                                      $--       $--        $--       $--       $--
Ratio of expenses to average daily net assets(c)                            .54%(d)   .68%       .67%      .67%      .67%
Ratio of net investment income (loss) to average daily net assets          3.98%(d)  4.06%      4.39%     5.05%     5.33%
Portfolio turnover rate (excluding short-term securities)                    13%      141%        32%        4%        9%
Total return(e)                                                             .76%(f)  8.46%      5.60%     9.22%     2.30%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
28   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2003 (Unaudited).

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
29   --   AXP INSURED TAX-EXEMPT FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9. Submission of matters to a vote of security holders. Not applicable at this time.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Special Tax-Exempt Series Trust


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 5, 2004


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 5, 2004